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SAFECO Mutual Funds

Prospectus

                                    [GRAPHIC]

                                  Safeco Prospectus

Investor Class
May 1, 2002

AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


SAFECO Growth Opportunities Fund
SAFECO Equity Fund
SAFECO Dividend Income Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO Balanced Fund
SAFECO Small Company Value Fund
SAFECO Small Company Growth Fund
SAFECO U.S. Value Fund
SAFECO U.S. Growth Fund
SAFECO High-Yield Bond Fund
SAFECO Intermediate-Term U.S. Treasury Fund
SAFECO U.S. Government Fund
SAFECO Managed Bond Fund
SAFECO California Tax-Free Income Fund
SAFECO Municipal Bond Fund
SAFECO Intermediate-Term Municipal Bond Fund
SAFECO Money Market Fund
SAFECO Tax-Free Money Market Fund

Table of Contents

                                                                PAGE
                                                                ----
Stock Funds
SAFECO Growth Opportunities Fund (SAFGX).......................   1
SAFECO Equity Fund (SAFQX).....................................   4
SAFECO Dividend Income Fund (SAFIX)............................   7
SAFECO Northwest Fund (SFNWX)..................................  10
SAFECO International Stock Fund (SFISX)........................  14
SAFECO Balanced Fund (SAFBX)...................................  17
SAFECO Small Company Value Fund (SFSCX)........................  21
SAFECO Small Company Growth Fund (SMCGX).......................  24
SAFECO U.S. Value Fund (SAFVX).................................  26
SAFECO U.S Growth Fund (SUGRX).................................  29

Taxable Bond Funds
SAFECO High-Yield Bond Fund (SAFHX)............................  31
SAFECO Intermediate-Term U.S. Treasury Fund (SFIUX)............  34
SAFECO U.S. Government Fund (SFUSX)............................  37
SAFECO Managed Bond Fund (SAMBX)...............................  41

Tax-Exempt Bond Funds
SAFECO California Tax-Free Income Fund (SFCAX).................  45
SAFECO Municipal Bond Fund (SFCOX).............................  49
SAFECO Intermediate-Term Municipal Bond Fund (SFIBX)...........  52

Money Market Funds
SAFECO Money Market Fund (SAFXX)...............................  55
SAFECO Tax-Free Money Market Fund (SFTXX)......................  58

Additional Investment Information
General Investment Risks.......................................  61
Management.....................................................  62
Financial Highlights...........................................  64
Fund Distributions and Tax Considerations......................  84
Retirement Plans and Accounts..................................  85

Your Investment
How We Calculate the Value of Your Shares and Value Fund Assets  87
Opening Your Account and Transacting Business..................  87
Buying, Selling, and Exchanging Shares.........................  88
Maintaining Your Account.......................................  91

For More Information...........................................  93

SAFECO Growth Opportunities Fund
The SAFECO Growth Opportunities Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Fund, the advisor considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  the rate at which the company's earnings are projected to grow; or

.. whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

The Fund may sell a stock if:

.. any of the above factors or other relative-value indicators have deteriorated;

.. the stock becomes overvalued, for example, as a result of overly optimistic earnings forecasts;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Fund's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Fund may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Fund to sell at a good price in a market downturn.

Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Fund, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000
Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------
    '92              -3.07
    '93              22.19
    '94              -1.62
    '95              26.10
    '96              22.90
    '97              49.96
    '98               4.37
    '99               2.64
    '00              -4.16
    '01              22.03

During the ten-year period shown in the bar chart, the highest quarterly return was 34.46% for the quarter ended June 30, 2001; and the lowest quarterly return was -25.39% for the quarter ended September 30, 1998.

   Average Annual Total Returns as of December 31, 2001


                                           1 year   5 years  10 years
  SAFECO Growth Opportunities Fund
  Investor Class

  Before tax                                 22.03%  13.44%  12.99%

  After tax on distributions                 22.03%  12.40%  10.37%

  After tax on distributions and sale
  of Fund shares                             13.42%  10.75%   9.60%

  Russell 2000 Index*                         2.49%   7.52%  11.51%

* The Russell 2000 Index, an unmanaged index of 2,000 small capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.

     Fees and Expenses of the Fund


     Shareholder Fees
     (fees paid directly from your account)

     Redemption fees for shares held less than 90 days in the Fund/1/ 2.00%
     Exchange fees for shares held less than 90 days in the Fund      2.00%
     Wire redemption fee/2/                                             $20
     Annual low balance fee/3/                                          $12

     Annual Fund Operating Expenses
     (expenses deducted from Fund assets)

     Management fees                                                  0.66%
     12b-1 fees                                                        None
     Other expenses                                                   0.37%
     Total annual Fund operating expenses                             1.03%
     Expense reimbursement/4/                                          None
     Net annual Fund operating expenses                               1.03%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                        1 year 3 years 5 years 10 years
Investor Class           $105   $328    $569    $1,259

The SAFECO Growth Opportunities Fund is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has managed the Fund since 1989.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

SAFECO Equity Fund
The SAFECO Equity Fund seeks long-term growth of capital and reasonable current income.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in equity securities and, to a much lesser extent, invests in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in equity and equity-related securities.

The Fund invests primarily in stocks of large, established companies that:

..  are proven performers;

..  have predictable earnings growth over a three- to five-year outlook; or

..  have good value relative to earnings prospects.

To a lesser extent, the Fund buys stocks the advisor believes will benefit because of a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.

The Fund may sell a stock if:

.. the company's earnings prospects or relative-value indicators have deteriorated;

.. the stock becomes overvalued (prices are high relative to the three-year outlook for earnings);

..  an earnings catalyst is not successful;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

The Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

 [CHART]

  Year End        Percentage
  --------        ----------
    '92               9.26
    '93              30.91
    '94               9.93
    '95              25.26
    '96              25.01
    '97              24.21
    '98              24.93
    '99               9.37
    '00             -10.97
    '01              -9.72

During the ten-year period shown in the bar chart, the highest quarterly return was 18.72% for the quarter ended December 31, 1998; and the lowest quarterly return was -11.54% for the quarter ended September 30, 2001.

Average Annual Total Returns as of December 31, 2001


                                    1 year  5 years 10 years
SAFECO Equity Fund
Investor Class

Before tax                           -9.72%   6.41%  12.88%

After tax on distributions           -9.91%   5.23%  10.69%

After tax on distributions and sale
of Fund shares                       -5.92%   4.95%  10.00%

S&P 500 Index*                      -11.88%  10.70%  12.93%

* The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


Fees and Expenses of the Fund

Shareholder Fees
(fee paid directly from your account)

Redemption fees                           None
Exchange fees                             None
Wire redemption fee/1/                     $20
Annual low balance fee/2/                  $12

Annual Fund Operating Expenses
(expenses deducted from Fund Assets)

Management fees                          0.63%
12b-1 fees                                None
Other expenses                           0.31%
Total annual Fund operating expenses     0.94%
Expense reimbursement/3/                  None
Net annual Fund operating expenses       0.94%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

              1 year  3 years 5 years 10 years

Investor Class  $96    $300    $520    $1,155

The SAFECO Equity Fund is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has managed the Fund since 1995.

SAFECO Dividend Income Fund
The SAFECO Dividend Income Fund seeks high current income and, when consistent with its objective, long-term growth of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in common stocks with a history of paying dividends and can invest in preferred stocks, including convertible preferred stocks. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in stocks with a history of paying dividends.

When evaluating a stock to buy for the Fund, the advisor analyzes various valuation measures such as the ratio of a company's price-to-earnings, price-to-revenues, and price-to-cash flow compared to its historical ratios, industry comparisons, the ratio for the company's competitors and companies with similar growth rates. The advisor generally seeks companies having:

..  good earnings;

..  a history of dividend growth;

..  good value relative to share price; or

..  attractive growth potential.

The Fund may sell a security if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other securities present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. A company may suspend dividend payments if profits are down or for other reasons.

The Fund may be suitable for you if you want a current income component to your stock investments.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index that measures companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------
    '92              11.47
    '93              12.55
    '94              -1.09
    '95              30.36
    '96              23.99
    '97              26.43
    '98               6.31
    '99               1.17
    '00              -6.36
    '01              -7.06

During the ten-year period shown in the bar chart, the highest quarterly return was 14.55% for the quarter ended December 31, 1998; and the lowest quarterly return was -17.50% for the quarter ended September 30, 1998.

  Average Annual Total Returns as of December 31, 2001

                                            1 year 5 years 10 years
  SAFECO Dividend Income Fund
  Investor Class

  Before tax                               -7.06%   3.43%   9.03%

  After tax on distributions               -7.65%   1.72%   6.73%

  After tax on distributions and sale
  of Fund shares                           -4.31%   2.29%   6.58%

  Russell 1000 Value Index*                -5.59%  11.13%  14.16%

* The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.70%
  12b-1 fees                                 None
  Other expenses                            0.38%
  Total annual Fund operating expenses      1.08%
  Expense reimbursement/3/                   None
  Net annual Fund operating expenses        1.08%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                      1 year    3 years   5 years   10 years
Investor Class         $110       $343      $595     $1,317

The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO Northwest Fund
The SAFECO Northwest Fund seeks long-term growth of capital through investing primarily in Northwest companies.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include:

.. companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia;

.. companies that have their principal executive offices or significant facilities in the region;

.. companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits;

.. companies having at least 50% of their assets or at least 50% of their employees in the region; or

.. companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such Northwest stocks.

When evaluating stock to buy for the Fund, the advisor looks for companies with:

..  faster earnings growth than their competitors;

..  low price-to-earnings ratios when compared to competitors;

..  a share price that represents good value; or

..  potential for long-term appreciation.

The Fund may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Fund's technology holdings may include telecommunications, medical technology and computer-related companies.

The Fund may invest in index futures as a cash management technique in order to keep fully invested. Index futures give the Fund the right to receive an amount of cash if the closing level of the stock index upon which the contract is based is greater than (in the case of a call) or less than (in the case of a put) the strike price at a predetermined price for a given period of time.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  a stock price reaches a specific target;

..  the stock becomes overvalued compared to other stocks in the industry;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Many of the companies that meet the advisor's criteria for growth are small in size and may be more volatile and less liquid than the general market.

The Fund carries special risks due to its geographic concentration. These include a smaller number of securities to choose from and sensitivity to fluctuations in the regional economy.

The value of the Fund's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires.

The Fund may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration. Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a broad market index, such as the S&P 500 Index, and to an index of Northwest stocks, such as the WM Group Northwest 50 Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------

    '92              14.08
    '93               1.03
    '94              -1.55
    '95              20.17
    '96              15.04
    '97              31.12
    '98               3.50
    '99              54.25
    '00             -16.11
    '01             -11.25

During the ten-year period shown in the bar chart, the highest quarterly return was 34.90% for the quarter ended December 31, 1999; and the lowest quarterly return was -21.03% for the quarter ended September 30, 2001.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Average Annual Total Returns as of December 31, 2001


                                    1 year  5 years 10 years
SAFECO Northwest Fund
Investor Class

Before tax                          -11.25%   9.28%   9.35%

After tax on distributions          -11.25%   8.53%   8.21%

After tax on distributions and sale
of Fund shares                       -6.85%   7.59%   7.49%

S&P 500 Index*                      -11.88%  10.70%  12.93%

WM Group Northwest 50 Index*         -6.16%  15.55%  12.96%

* The S&P 500 Index, an unmanaged index of 500 stocks, and the WM Group Northwest 50 Index, an unmanaged index of 50 stocks of companies doing significant business in the Northwest, are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


  Fees and Expenses of the Fund
  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/     2.00%
  Exchange fees for shares held less than 90 days in the Fund          2.00%
  Wire redemption fee/2/                                                 $20
  Annual low balance fee/3/                                              $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                      0.70%
  12b-1 fees                                                            None
  Other expenses                                                       0.51%
  Total annual Fund operating expenses                                 1.21%
  Expense reimbursement/4/                                             0.11%
  Net annual Fund operating expenses                                   1.10%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.
                                      12

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                    1 year 3 years 5 years 10 years
Investor Class       $112   $350    $606    $1,340

The SAFECO Northwest Fund is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has managed the Fund since 1997.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO International Stock Fund
The SAFECO International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund will invest at least 65% of its assets in securities issued by companies domiciled in countries other than the United States. In addition, effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in stocks.

When evaluating a stock to buy for the Fund, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the Fund, focuses on companies that:

..  appear undervalued;

.. have low price-to-earnings ratios when compared to their historic ratios, to competitors, or to companies with similar growth records; and

..  are liquid and readily traded on established foreign exchanges.

To reduce the risks associated with fluctuations in foreign currency values, security prices and interest rates, the Fund may invest in:

.. futures contracts, which enable the Fund to buy or sell a financial investment at a particular price on a stated future date;

.. options, which give the Fund the right to buy, in the case of a call, or the right to sell, in the case of a put, the underlying security at a particular price for a specified period of time; and

.. forward contracts, such as forward foreign currency exchange contracts, which enable the Fund to "lock in" the U.S. dollar price of a security position or anticipated dividend or interest payment.

The Fund may sell a stock if:

.. the company's earnings prospects or other fundamental value indicators have deteriorated;

..  a stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected.

Overseas investing carries potential risks beyond investment returns that are not associated with domestic investments. These risks include, but are not limited to:

.. currency exchange rate fluctuations affecting the U.S. dollar value of securities denominated in that foreign currency;

.. political and financial instability that may result in expropriation of assets;

.. less liquidity of foreign investments that may make it more difficult for the Fund to sell a security at a good price;

.. lack of uniform accounting, auditing and financial reporting standards that may make it more difficult to obtain financial information about the security;

.. less government regulation and supervision of foreign stock exchanges, brokers and listed companies that may increase fraud;

..  increased price volatility;

..  delays in transaction settlement in some foreign markets; and

..  taxes imposed by foreign governments.

Investment in futures contracts, forward contracts and options also carry special risks. The Fund could lose money if the sub-advisor invests in futures contracts, options or forward contracts that represent a position opposite to the direction in which the market actually moves. There is not necessarily a correlation between price movements of these types of contracts and changes in the value of their underlying securities. There may not be a liquid secondary market in which to resell futures contracts, options and forward contracts if the sub-advisor wants to close out a position before the futures contract, option, or forward contract expires.

The Fund may be suitable for you if you want exposure to international equity markets.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a recognized index of international stocks, such as the MSCI EAFE Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------

    '92
    '93
    '94
    '95
    '96
    '97               4.55
    '98              14.26
    '99              29.00
    '00             -10.95
    '01             -24.30

Since the Fund's inception in 1996, the highest quarterly return was 19.79% for the quarter ended December 31, 1999; and the lowest quarterly return was -17.39% for the quarter ended September 30, 1998.

Average Annual Total Returns as of December 31, 2001

                                                      Life of
                                      1 year  5 years  Fund*
  SAFECO International Stock Fund
  Investor Class

  Before tax                          -24.30%   0.78%  2.94%

  After tax on distributions          -24.98%   0.14%  2.37%

  After tax on distributions and sale
  of Fund shares                      -14.80%   0.54%  2.27%

  MSCI EAFE Index**                   -22.61%  -0.52%  0.24%

*  Fund inception date is January 31, 1996.
** The MSCI EAFE Index (Morgan Stanley Capital International Europe,
   Australasia, Far East Index), an unmanaged index comprised of 21 developed equity markets outside of North America, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/     2.00%
  Exchange fees for shares held less than 90 days in the Fund          2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                      1.00%
  12b-1 fees                                                            None
  Other expenses                                                       1.08%
  Total annual Fund operating expenses                                 2.08%
  Expense reimbursement/4/                                             0.62%
  Net annual Fund operating expenses                                   1.46%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                       1 year    3 years    5 years     10 years
Investor Class          $149       $462       $797       $1,746

The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The SAFECO International Stock Fund is managed by a committee of portfolio managers at the sub-advisor. The committee is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO Balanced Fund
The SAFECO Balanced Fund seeks growth and income consistent with the preservation of capital.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests from 50% to 70% of its assets in common stocks and at least 25% of its assets in debt securities, up to 10% of which may be below investment grade.

When evaluating a stock to buy for the Fund, the advisor seeks companies that it believes:

.. are undervalued, as measured by low price-to-earnings ratios and high dividend growth relative to comparable companies;

.. have potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  have good long-term growth potential.

When evaluating a debt security to buy for the Fund, the advisor may invest in U.S. government securities, investment-grade debt securities, and certain non-rated debt securities that the advisor believes are of investment-grade quality. The advisor considers factors such as:

..  the issuer's creditworthiness;

..  the sensitivity of the security to changes in interest rates;

..  the market sector represented by the security; and

.. the level to which that market sector is already represented in the Fund's assets.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:



  MOODY'S              S&P                   FITCH
   Aaa                 AAA                    AAA
    Aa                  AA                     AA
     A                   A                      A
   Baa                 BBB                    BBB

The Fund may sell a security if:

.. the company's growth prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

..  the advisor is concerned about an issuer's creditworthiness;

..  a debt security becomes fully valued;

..  there are other more attractive investment opportunities available; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Debt securities may be affected by changes in the financial strength of the issuer or changes in interest rates. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. Changes in price generally will be greater the longer the maturity of the debt security. Although debt securities in the top four rating categories are considered to be "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics and may have a greater risk of default. Below investment-grade debt securities (also known as "junk bonds"), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

The Fund may be suitable for you if you are concerned about preservation of capital and want exposure to equity and debt securities in a single investment.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a broad index of stock performance, such as the S&P 500 Index and to composite indexes that blend the performance of companies with lower price-to-book ratios and lower forecasted growth values with performance of government and corporate debt securities, such as the Composite Russell 1000 Value/Lehman Brothers Aggregate Bond Index, and the Composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index, gives you some idea of the Fund's risks. In the future the advisor will not compare performance to the Composite Russell 1000 Value/Lehman Brothers Gov't/Corp. Bond Index since the Lehman Brother's Aggregate Bond Index of government and corporate securities, mortgage-backed securities and asset-backed securities is more reflective of the debt security portion of the Fund's current investment strategy. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92
    '93
    '94
    '95
    '96
    '97           16.64
    '98           12.56
    '99            1.05
    '00            5.09
    '01           -0.29

Since the Fund's inception in 1996, the highest quarterly return was 10.17% for the quarter ended December 31, 1998; and the lowest quarterly return was -6.48% for the quarter ended September 30, 1999.

Average Annual Total Returns as of December 31, 2001

                                                         Life of
                                      1 year  5 years     Fund*
  SAFECO Balanced Fund
  Investor Class

  Before tax                           -0.29%   6.81%     7.67%

  After tax on distributions           -1.38%   5.11%     5.96%

  After tax on distributions and sale
  of Fund shares                       -0.19%   4.81%     5.52%

  S&P 500 Index**                     -11.88%  10.70%    12.20%

  Composite Russell 1000 Value/Lehman
  Brothers Aggregate Bond Index**       0.02%   9.65%    10.16%

  Composite Russell 1000 Value/Lehman
  Brothers Gov't/Corp. Bond Index**     0.05%   9.63%    10.09%

*  Fund inception date is January 31, 1996.
** The S&P 500 Index, an unmanaged index of 500 stocks, and the composite
   Russell 1000 Value/Lehman Brothers Indexes, 60/40 combinations of the Russell 1000 Value Index and the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Gov't/Corp. Bond Index respectively, are for reference only, do not mirror the Fund's investments, and reflect no deduction fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                         None
  Exchange fees                           None
  Wire redemption fee/1/                   $20
  Annual low balance fee/2/                $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                        0.70%
  12b-1 fees                              None
  Other expenses                         0.79%
  Total annual Fund operating expenses   1.49%
  Expense reimbursement/3/               0.39%
  Net annual Fund operating expenses     1.10%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                    1 year 3 years 5 years 10 years
Investor Class       $112   $350    $606    $1,340

The SAFECO Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, Vice President of SAM and Lynette D. Sagvold, Vice President of SAM. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996.

The debt security portion is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has co-managed the Fund since 1997.

SAFECO Small Company Value Fund
The SAFECO Small Company Value Fund seeks long-term growth of capital through investing primarily in small-sized companies.

Principal Investment Strategies

To achieve its objective, the Fund invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such securities.

When evaluating a stock to buy for the Fund, the advisor looks for companies having one or more of the following characteristics:

..  long-term potential for above-average or improving earnings growth;

..  involvement in new or innovative products or services; or

.. a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

The Fund may sell a stock if:

.. the company's earnings prospects or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected. Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources.

At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

Because small company stocks can be quite volatile, you should invest in the Fund only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth value, such as the Russell 2000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

 [CHART]

 Year End     Percentage
 --------     ----------
   '92
   '93
   '94
   '95
   '96
   '97           23.38
   '98          -21.57
   '99           14.07
   '00           -7.54
   '01           18.20

Since the Fund's inception in 1996, the highest quarterly return was 27.05% for the quarter ended December 31, 1999; and the lowest quarterly return was -33.97% for the quarter ended September 30, 1998.

Average Annual Total Returns as of December 31, 2001


                                                                  Life of
                                         1 year      5 years       Fund*
  SAFECO Small Company Value Fund
  Investor Class

  Before tax                             18.20%      3.82%        7.19%

  After tax on distributions             17.76%      3.56%        6.68%

  After tax on distributions and sale
  of Fund shares                         11.08%      2.98%        5.71%

  Russell 2000 Value Index**             14.03%     11.21%       12.90%

*  Fund inception date is January 31, 1996.
** The Russell 2000 Value Index, an unmanaged index of value stocks in the Russell 2000 Index of small-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After- tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/    2.00%
  Exchange fees for shares held less than 90 days in the Fund         2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                     0.75%
  12b-1 fees                                                           None
  Other expenses                                                      0.73%
  Total annual Fund operating expenses                                1.48%
  Expense reimbursement/4/                                            0.29%
  Net annual Fund operating expenses                                  1.19%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:


                     1 year     3 years    5 years    10 years
Investor Class       $121         $378       $654       $1,443

The SAFECO Small Company Value Fund is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has managed the Fund since its inception in 1996.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

SAFECO Small Company Growth Fund
The SAFECO Small Company Growth Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities of companies whose market capitalization at the time of investment is within the range of market capitalizations of companies included in the Russell 2000 Growth Index. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock.

When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, looks for companies having:

..  a well-capitalized balance sheet;

..  strong potential for capital appreciation and above average growth rates;

..  products or services that differentiate the company from its competitors;

..  a superior management team;

..  a commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment merit indicators have deteriorated;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.

Investments in small or newly formed companies involve greater risks than investments in larger, more established companies. These include greater volatility and risks arising out of limited product lines, markets, capital, and managerial resources. Because a substantial portion of small-cap growth stocks are in technology, a higher percentage of the Fund's assets may, from time to time, be invested in technology companies than in other sectors of the economy. For this reason the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting technology companies.

Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of stock mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is less than a year old as of the date of this prospectus, there is no past performance to report. However, see the "Management" section under "Additional Investment Information" in this prospectus, for relevant performance information of the sub-advisor.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.


     Fees and Expenses of the Fund

     Shareholder Fees
     (fees paid directly from your account)

     Redemption fees for shares held less than 90 days in the Fund/1/ 2.00%
     Exchange fees for shares held less than 90 days in the Fund      2.00%
     Wire redemption fee/2/                                             $20
     Annual low balance fee/3/                                          $12

     Annual Fund Operating Expenses
     (expenses deducted from Fund assets)

     Management fees                                                  1.00%
     12b-1 fees                                                        None
     Other expenses/4/                                                1.98%
     Total annual Fund operating expenses/5/                          2.98%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ Estimated.
/5/ Beginning October 31, 2001 (commencement of operations) through December
    2002, SAFECO Asset Management Company (SAM), the advisor, voluntarily agreed to reimburse the Fund for operating expenses that exceed on an annual basis, 0.60% of the Fund's average daily net assets. Under this agreement, the total annual Fund operating expenses would be 1.60%. The agreement may be changed at any time.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year 3 years

Investor Class/1/  $301   $921

/1/ With reimbursement, the costs for one and three years would be $163 and $505, respectively.

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO Small Company Growth Fund. Thomas J. Ross is a Director of the sub-advisor, with which he has been associated since 2001. Prior to 2001, he was a senior analyst and portfolio manager for Dresdner Bank's dit subsidiary for ten years. He is primarily responsible for the day-to-day management of the Fund. Mr. Ross manages or co-manages other accounts of the sub-advisor or its clients.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO U.S. Value Fund
The SAFECO U.S. Value Fund seeks long-term growth of capital and income by investing in stocks selected for their attractive relative values.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in common stocks issued by U.S. companies. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such stocks.

The advisor uses a relative-value analysis that emphasizes valuation and focuses on large, established companies across all major sectors of the economy. When evaluating a stock to buy for the Fund, the advisor seeks large capitalization companies that have:

.. low price-to-earnings ratios and high earnings and dividend growth relative to comparable companies;

.. potential to beat the S&P 500 Index averages for risk adjusted returns over the next three- to five-year outlook; and

..  good long-term potential to appreciate in value.

The Fund may sell a stock if:

.. the advisor believes the company no longer has the potential to reach targeted yield, return, or earnings rates or other relative-value indicators have deteriorated;

..  the stock price reaches a specific target;

.. increases in market value cause the Fund to hold a larger position in the stock than the advisor wants;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up and down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected based on expected increases in asset value may not perform as expected. At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Fund may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

The Fund may be suitable for you if you are a long-term investor with moderate risk tolerance.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-year period and since inception of the Fund compare to an unmanaged index representative of companies with lower price-to-book ratios and lower forecasted growth values, such as the Russell 1000 Value Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
     '92
     '93
     '94
     '95
     '96
     '97
     '98          12.61
     '99           5.15
     '00           1.18
     '01          -4.78

Since the Fund's inception in 1997, the highest quarterly return was 16.27% for the quarter ended December 31, 1998; and the lowest quarterly return was -10.20% for the quarter ended September 30, 1999.

  Average Annual Total Returns as of December 31, 2001


                                                    Life of
                                          1 year      Fund*
    SAFECO U.S. Value Fund
    Investor Class

    Before tax                            -4.78%      6.47%

    After tax on distributions            -5.23%      5.08%

    After tax on distributions and sale
    of Fund shares                        -2.92%      4.65%

    Russell 1000 Value Index**            -5.59%     10.38%

*  Fund inception date is April 30, 1997.
** The Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.70%
  12b-1 fees                                 None
  Other expenses                            1.09%
  Total annual Fund operating expenses      1.79%
  Expense reimbursement/3/                  0.69%
  Net annual Fund operating expenses        1.10%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years   10 years
Investor Class      $112    $350     $606     $1,340

The SAFECO U.S. Value Fund is co-managed by Rex L. Bentley, Vice President of SAM, and Lynette D. Sagvold, Vice President of SAM. Mr. Bentley and Ms. Sagvold have managed the U.S. Value Fund since its inception in 1997 and the equity portion of the Balanced Fund since 1996.

SAFECO U.S. Growth Fund
The SAFECO U.S. Growth Fund seeks growth of capital.


Principal Investment Strategies

To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities of companies domiciled in the United States. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants and other rights to acquire stock.

When evaluating a stock to buy for the Fund, Dresdner RCM Global Investors LLC, the sub-advisor that manages the Fund, considers factors such as:

..  the strength of the company's balance sheet;

..  the quality of the management team;

..  products or services that differentiate the company from its competitors;

..  the company's commitment to research and development; and

..  ongoing new products and services.

The Fund may sell a stock if:

.. any of the above factors or other relative investment merit indicators have deteriorated;

..  the stock's capacity for growth and capital appreciation diminishes;

..  other companies present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

The Fund may keep holdings through periodic downturns if it believes the long-term growth prospects for the company are good.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The value of Fund shares goes up or down with the prices of the securities in which the Fund invests, and may decline in value. Stocks selected on the basis of expected future growth may not perform as expected and could underperform other investments.

A substantial portion of large-cap growth stocks are in technology and healthcare. Because the Fund invests primarily in large-cap growth stocks, the value of the Fund's shares may be particularly vulnerable to market and economic factors affecting technology and healthcare companies.

Investment returns may vary, sometimes significantly, from the overall stock market. Since growth funds are generally more aggressive than other types of mutual funds, you should invest in the Fund only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

This section normally shows how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Fund is less than a year old as of the date of this prospectus, there is no past performance to report. However, see the "Management" section under "Additional Investment Information" in this prospectus, for relevant performance information of the sub-advisor.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are deducted from the Fund's assets and therefore you pay them indirectly.

Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                               None
  Exchange fees                                 None
  Wire redemption fee/1/                         $20
  Annual low balance fee/2/                      $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                              0.80%
  12b-1 fees                                    None
  Other expenses/3/                            2.19%
  Total annual Fund operating expenses/4/      2.99%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ Estimated.
/4/ Beginning October 31, 2001 (commencement of operations) through December
    2002, SAFECO Asset Management Company (SAM), the advisor, voluntarily agreed to reimburse the Fund for operating expenses that exceed on an annual basis, 0.60% of the Fund's average daily net assets. Under this agreement, the total annual Fund operating expenses would be 1.40%. The agreement may be changed at any time.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                       1 year  3 years
Investor Class/1/      $302     $924

/1/ With reimbursement, the costs for one and three years would be $143 and $443, respectively.

Dresdner RCM Global Investors LLC (the "sub-advisor") acts as an investment sub-advisor to the SAFECO U.S. Growth Fund. Seth A. Reicher, CFA and Mary M. Bersot, CFA, are primarily responsible for the day-to-day management of the Fund. Mr. Reicher is a Managing Director of the sub-advisor, which he has been associated with since 1993. Ms. Bersot is a Managing Director of the sub-advisor, which she has been associated with since 1999. From 1990 to 1999, she worked for McMorgan & Co. as a Senior Vice President managing the Taft Hartley Funds as well as a balanced mutual fund. Mr. Reicher and Ms. Bersot manage or co-manage other accounts of the sub-advisor or its clients.

SAFECO High-Yield Bond Fund
The SAFECO High-Yield Bond Fund seeks to provide a high level of current interest income through the purchase of high-yield debt securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in high-yield, debt securities (also known as junk bonds), such as corporate bonds and convertible securities that are rated below investment grade. Effective July 31, 2002, the Fund will invest at least 80% of its assets in such securities.

The Fund may invest in restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2). Up to 20% of the Fund's assets may be invested in unrated securities.

The decision to either buy or sell a security in the Fund is based first upon an analysis of the issuer, including the company's creditworthiness, liquidity, and prospects for growing earnings and cash flow. Next, the advisor examines alternative bonds with similar credit statistics, and/or related lines of business. This helps the advisor determine whether the bond in question is a good value relative to its peers. Finally, the advisor considers the bond's interest rate sensitivity, coupon, and call features (the bond's structure).

The Fund may sell a security:

.. if the original evaluation concerning the issuer's creditworthiness, liquidity or prospects changes;

..  if the value reaches a specific target; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Because the Fund buys high-yield debt securities, the Fund is subject to much greater volatility, reduced liquidity and a much higher risk of repayment default than a fund holding predominantly investment-grade securities. Companies that issue high-yield debt securities may be more highly leveraged than top-quality issuers and their debt instruments may be subject to a greater risk of default, particularly if there is an economic downturn in the issuer's industry or region. Such defaults not only reduce the Fund's yield, but could also result in a loss of principal.

This Fund may be suitable for you if you can tolerate greater risk in pursuit of higher total returns.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of high-yield bonds, such as the Merrill Lynch High-Yield Master II Index, gives you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92          13.87
    '93          16.91
    '94          -2.25
    '95          15.64
    '96          10.39
    '97          12.79
    '98           4.45
    '99           3.74
    '00          -5.52
    '01          -2.05

During the 10-year period shown in the bar chart, the highest quarterly return was 6.55% for the quarter ended March 31, 1993; and the lowest quarterly return was -5.33% for the quarter ended September 30, 2001.

  Average Annual Total Returns as of December 31, 2001


                                        1 year 5 years 10 years
  SAFECO High-Yield Bond Fund
  Investor Class

  Before tax                            -2.05%   2.50%   6.51%

  After tax on distributions            -5.37%  -0.90%   2.90%

  After tax on distributions and sale
  of Fund shares                        -1.20%   0.40%   3.51%

  Merrill Lynch High-Yield Master II
  Index*                                 4.48%   3.45%   7.98%

* The Merrill Lynch High-Yield Master II Index, an unmanaged index of outstanding debt of domestic market issuers rated below investment grade, but not in default, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/    2.00%
  Exchange fees for shares held less than 90 days in the Fund         2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                     0.65%
  12b-1 fees                                                           None
  Other expenses                                                      0.49%
  Total annual Fund operating expenses                                1.14%
  Expense reimbursement/4/                                            0.07%
  Net annual Fund operating expenses                                  1.07%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years  10 years
Investor Class      $109    $340     $590     $1,306

The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO Intermediate-Term U.S. Treasury Fund
The SAFECO Intermediate-Term U.S. Treasury Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in U.S. Treasury securities such as Treasury bills, notes and bonds issued at various schedules and maturities. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in such securities.

The Fund's portfolio will maintain an average dollar-weighted maturity of between three and ten years although the maturity of individual securities may be out of that range. The Fund may buy STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are also direct obligations of the U.S. Treasury. STRIPS are created when the interest payments of a Treasury security are sold separately from the principal payments.

The Fund may invest up to 20% of its assets in other U.S. government securities and corporate debt securities. Other U.S. government securities include:

.. securities supported by the full faith and credit of the U.S. government that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA);

..  securities supported by the issuer's ability to borrow from the U.S.
   Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), including subordinated debt issued by these agencies; and

.. securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

Since the Fund invests most of its assets in intermediate-term U.S. Treasury securities, trading decisions focus on the maturity of the bonds under consideration. In a falling interest rate environment, the Fund buys longer maturity bonds. In a rising interest rate environment, the Fund buys shorter maturity bonds. The Fund may increase its allocation to U.S. government agency bonds when they have a more favorable yield premium than do U.S. Treasuries. After choosing the desired maturity, the Fund attempts to exploit pricing inefficiencies and purchase the cheapest securities in a maturity range.

The Fund may sell a security:

..  if the security is more expensive for its maturity range;

..  to realign the overall maturity of the Fund's portfolio;

..  if other securities present more attractive investment opportunities; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise, the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

Subordinated debt securities issued by government sponsored entities ("GSEs") are junior in right of payment to certain other GSE existing and future obligations. The issuing GSE may be required to defer payment of interest on outstanding subordinated debt securities if it does not meet capital requirements for the agency or for other reasons.

Due to the conservative nature of this Fund, it may be suitable for you if you want higher current income than a stable-priced money market fund, but with greater price stability than a longer-term bond fund.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an index of intermediate-term Treasury securities, such as the Merrill Lynch Intermediate-Term Treasury Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           6.57
    '93          10.84
    '94          -3.61
    '95          16.75
    '96           0.38
    '97           8.29
    '98           9.61
    '99          -1.98
    '00          10.74
    '01           6.07

During the ten-year period shown in the bar chart, the highest quarterly return was 6.22% for the quarter ended September 30, 1998; and the lowest quarterly return was -3.45% for the quarter ended March 31, 1994

  Average Annual Total Returns as of December 31, 2001


                                      1 year 5 years 10 years
  SAFECO Intermediate-Term U.S.
  Treasury Fund
  Investor Class

  Before tax                           6.07%  6.45%    6.19%

  After tax on distributions           4.16%  4.25%    3.84%

  After tax on distributions and sale
  of Fund shares                       3.67%  4.07%    3.81%

  Merrill Lynch Intermediate-Term
  Treasury Index*                      8.12%  6.99%    6.62%

* The Merrill Lynch Intermediate-Term Treasury Index, an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund

  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                                  None
  Exchange fees                                    None
  Wire redemption fee/1/                            $20
  Annual low balance fee/2/                         $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                 0.55%
  12b-1 fees                                       None
  Other expenses                                  0.55%
  Total annual Fund operating expenses            1.10%
  Expense reimbursement/3/                        0.15%
  Net annual Fund operating expenses              0.95%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year 3 years 5 years 10 years
Investor Class      $97    $303    $526    $1,166

The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO U.S. Government Fund
SAFECO U.S. Government Fund seeks to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. government securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in U.S. government securities. Effective July 31, 2002, under normal circumstances the Fund will invest, at least 80% of its assets in U.S. government securities. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government, or only by the credit of the issuer itself. Fund shares are not guaranteed by the U.S. government or any government entity.

U.S. government securities in which the Fund invests include, but are not limited to:

.. Mortgage-related securities backed by pools of mortgages, including modified pass-through certificates and collateralized mortgage obligations (CMOs), issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Corporation (FHLMC), and the Federal National Mortgage Association
   (FNMA);

..  U.S. Treasury bills, notes, bonds, and STRIPS (Separate Trading of
   Registered Interest and Principal of Securities);

..  Other U.S. government securities guaranteed by the full faith of the U.S.
   government but not direct obligations of the U.S. Treasury;

.. Government-sponsored agency securities (discount notes, notes, bonds and STRIPS) including FHLMC, FNMA, Federal Home Loan Bank (FHLB), or the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp (FAMC), or Student Loan Marketing Association (Sallie Mae); and

..  Securities issued by the Tennessee Valley Authority (TVA).

The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. government or one of its agencies.

The decision to buy or sell securities in the Fund generally falls into one or more of the following categories:

.. The advisor desires to move in or out of various mortgage-backed securities sectors based upon their relative values, to reduce the Fund's investment in sectors viewed as overvalued, while increasing the Fund's investment in undervalued sectors. The advisor's outlook on interest rates, and the likely effect of a movement in the interest rate market on a homeowner's decision whether to refinance his/her home mortgage, play a part in the advisor's analysis of the relative values of these sectors.

.. The advisor will generally shorten or lengthen the Fund's average maturity and duration based upon the advisor's long-term interest rate outlook. Duration is a measure of a debt security's sensitivity to interest rates.

.. The advisor may on occasion need to raise cash to meet shareholder redemptions. On those occasions the advisor will consider the same criteria used for buy/sell decisions stated above, as well as the ability to get a fair price for a particular security given then-current market conditions.

With each buy/sell decision, the advisor also considers the effect the transaction may have on the performance of the Fund's portfolio as a whole.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk and prepayment risk. Generally, when market interest rates rise the price of the Fund's fixed-income securities will fall. This risk is greater for longer maturity securities. Prepayment risk exists when interest rates fall. Homeowners may refinance their loans resulting in mortgage-backed securities being paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

The prices of STRIPS can be more volatile than other Treasury securities when market interest rates change.

This Fund offers a combination of relative price stability and yield. It may be suitable for you if you want to earn more income than you can earn with U.S. Treasury securities, yet still wish to own a portfolio of securities with the backing of the U.S. government.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Effective May 1, 2002, the name of the Fund was changed from SAFECO GNMA Fund to SAFECO U.S. Government Fund.

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of U.S. government securities, such as the Merrill Lynch U.S. Treasury/Agency Master Index or an index of mortgage-backed U.S. government securities, such as the Merrill Lynch GNMA Index, gives you some idea of the Fund's risks. The Fund will not show the Merrill Lynch GNMA Index in the future because it's focus on mortgage-backed U.S. government securities does not reflect the Fund's current strategy to invest in a broader range of U.S. government securities. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End     Percentage
  --------     ----------
    '92           6.70
    '93           7.08
    '94          -4.27
    '95          15.48
    '96           3.98
    '97           8.97
    '98           6.84
    '99           0.16
    '00           9.50
    '01           7.29

During the ten-year period shown in the bar chart, the highest quarterly return was 4.79% for the quarter ended March 31, 1995; and the lowest quarterly return was -3.58% for the quarter ended March 31, 1994.

  Average Annual Total Returns as of December 31, 2001

                                      1 year 5 years 10 years
  SAFECO U.S. Government Fund
  Investor Class

  Before tax                           7.29%  6.50%    6.05%

  After tax on distributions           4.90%  3.98%    3.49%

  After tax on distributions and sale
  of Fund shares                       4.40%  3.93%    3.56%

  Merrill Lynch Treasury/Agency
  Master Index*                        7.18%  7.39%    7.14%

  Merrill Lynch GNMA Index*            8.20%  7.57%    7.33%

* The Merrill Lynch U.S. Treasury/Agency Master Index, an unmanaged index of U.S. Treasury and U.S. agency securities and the Merrill Lynch GNMA Index are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy, hold, or sell shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund



  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees for shares held less than 90 days in the Fund/1/    2.00%
  Exchange fees for shares held less than 90 days in the Fund         2.00%
  Wire redemption fee/2/                                                $20
  Annual low balance fee/3/                                             $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                                                     0.55%
  12b-1 fees                                                           None
  Other expenses                                                      0.43%
  Total annual Fund operating expenses                                0.98%
  Expense reimbursement/4/                                            0.03%
  Net annual Fund operating expenses                                  0.95%

/1/ Excluding exchanges.
/2/ There is a higher charge for international wire redemptions.
/3/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/4/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year  3 years  5 years  10 years
Investor Class      $97    $303      $526    $1,166

The SAFECO U.S. Government Fund is managed by a team of investment professionals at SAM. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO Managed Bond Fund
The SAFECO Managed Bond Fund seeks to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment-grade debt securities.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in bonds, most of which will be investment-grade quality, whether rated or unrated. Effective July 31, 2002, under normal circumstances the Fund will invest at least 80% of its assets in bonds. The Fund may invest up to 10% of its assets in below investment-grade debt securities and may invest in Yankee sector bonds and Eurodollar bonds. The Fund may also invest in mortgage-backed or asset-backed securities.

The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits into the Fund's overall investment portfolio. The advisor will consider:

..  the price of the security relative to its rating and market sector;

.. structural features, such as an issuers right to buy the bond back at a stated price (a "call"), or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

.. the effect the security might have on the existing diversification of Fund assets and allocation among various market sectors; and

.. the effect the security might have on the yield and sensitivity to interest rate changes of the Fund's overall portfolio.

The Fund may sell a security if:

..  a different sector of the market is more attractive;

..  another security within the same market sector offers a better value;

.. a security's rating is downgraded and would cause more than 10% of the Fund's assets to be invested in below investment-grade securities;

..  the security becomes fully valued; or

..  to raise cash to meet shareholder redemptions.

The Fund may engage in short-term trading to achieve its objective.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:



  MOODY'S        S&P           FITCH
   Aaa           AAA             AAA
    Aa            AA              AA
     A             A               A
   Baa           BBB             BBB

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities (also known as "junk bonds"), generally have greater volatility, reduced liquidity and a much higher risk of repayment default.

In addition to credit risk, market risk and liquidity risk, bonds of foreign issuers have risks not associated with bonds of domestic issuers. Yankee sector bonds carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Fund. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Fund owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Fund. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.

Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a CMO. CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.

Short-term trading could result in higher turnover and increased taxable distributions and transaction costs.

This Fund may be suitable for you if you want high current income and stability of capital.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Fund compare to a widely recognized index of government and corporate bonds, mortgage-backed securities and asset-backed securities, such as the Lehman Brothers Aggregate Bond Index, or an index of government and corporate securities such as the Lehman Brothers Government/Corporate Bond Index, gives you some idea of the Fund's risks. In the future, the advisor will compare the Fund's performance only to the Lehman Brothers Aggregate Bond Index since it is more reflective of the Fund's current investment strategy. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92
  '93
  '94
  '95                   17.35
  '96                    0.02
  '97                    8.23
  '98                    8.43
  '99                   -3.82
  '00                   11.57
  '01                    6.95

Since the Fund's inception in 1994, the highest quarterly return was 5.74%
for the quarter ended June 30, 1995; and the lowest quarterly return was -3.27% for the quarter ended March 31, 1996.

  Average Annual Total Returns as of December 31, 2001


                                                          Life of
                                         1 year  5 years     Fund*
  SAFECO Managed Bond Fund
  Investor Class

  Before tax                              6.95%   6.14%    5.60%

  After Tax on distributions              4.71%   3.82%    3.25%

  After Tax on distributions and sale
  of Fund shares                          4.20%   3.79%    3.32%

  Lehman Brothers Aggregate Bond
  Index**                                 8.44%   7.43%    7.10%

  Lehman Brothers Gov't/Corp. Bond
  Index**                                 8.50%   7.37%    7.02%

*  Fund inception date is February 28, 1994.
** The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, and the Lehman Brothers Government/ Corporate Bond Index are for reference only, do not mirror the Fund's investments, and reflect no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who have their Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.50%
  12b-1 fees                                 None
  Other expenses                            1.09%
  Total annual Fund operating expenses      1.59%
  Expense reimbursement/3/                  0.69%
  Net annual Fund operating expenses        0.90%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years  10 years
Investor Class      $92     $287    $498     $1,108

The SAFECO Managed Bond Fund is managed by Michael Hughes, Vice President of SAM. Mr. Hughes has managed the Fund since 1997.

SAFECO California Tax-Free Income Fund
The SAFECO California Tax-Free Income Funds seeks to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

This Fund is available to California, Oregon, Nevada and
Arizona residents.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in investment-grade municipal bonds issued by the state of California or its political subdivisions and having average maturities of 15-25 years. The Fund invests under normal circumstances:

.. at least 80% of its assets in securities whose interest is exempt from federal income tax and California personal income tax;

.. at least 65% of its assets in investment-grade municipal bonds with a maturity of more than one year; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption;

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered; and

.. whether the bond appears to offer the best overall value when compared to other available bonds.

The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


  MOODY'S        S&P              FITCH
   Aaa           AAA               AAA
    Aa            AA                AA
     A             A                 A
   Baa           BBB               BBB

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with shorter average maturities.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default,


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

Because the Fund concentrates its investments in a single state, there may be more fluctuation in the value of its securities than is the case for mutual funds whose portfolios are more geographically diverse.

This Fund may be suitable for you if you wish to earn income that is free from federal income tax and free from California state personal income tax.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities, such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92                     8.00
  '93                    13.23
  '94                    -9.20
  '95                    26.14
  '96                     2.53
  '97                    11.55
  '98                     6.19
  '99                    -9.18
  '00                    18.79
  '01                     4.12

During the ten-year period shown in the bar chart, the highest quarterly return was 10.59% for the quarter ended March 31, 1995; and the lowest quarterly return was -6.16% for the quarter ended March 31, 1994.

  Average Annual Total Returns as of December 31, 2001


                                      1 year 5 years 10 years
  SAFECO California Tax-Free
  Income Fund
  Investor Class

  Before tax                           4.12%  5.88%    6.69%

  After tax on distributions           4.12%  5.72%    6.44%

  After tax on distributions and sale
  of Fund shares                       4.47%  5.68%    6.36%

  The Lehman Brothers Long
  Municipal Bond Index*                4.79%  6.27%    7.22%

* The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, is not limited to California issuers and does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.50%
  12b-1 fees                                 None
  Other fees                                0.25%
  Total annual Fund operating expenses      0.75%
  Expense reimbursement/3/                   None
  Net annual Fund operating expenses        0.75%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year 3 years 5 years 10 years
Investor Class      $77    $240    $417    $930

The SAFECO California Tax-Free Income Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO
California Tax-Free Income Fund since 1983, and manages other SAFECO Funds.

SAFECO Municipal Bond Fund
The SAFECO Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.


Principal Investment Strategies

To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better with average maturities of 15-25 years. The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with a maturity of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers, among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the project the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features. The advisor also considers the relative weighting of the Fund's holdings among states. The advisor favors long-maturity bonds in essential services that offer a significant degree of protection against issuer repurchase rights prior to maturity and good value relative to their peers.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use the rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


  MOODY'S         S&P              FITCH
   Aaa            AAA               AAA
    Aa             AA                AA
     A              A                 A
   Baa            BBB               BBB

The Fund may sell bonds when:

..  they become fully valued;

..  when more attractively valued bonds become available; or

..  to raise cash to meet shareholder redemptions.

Because it often takes years for attractive relative valuations to be recognized by the municipal securities market, turnover of the Fund's portfolio can be low.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater for longer maturity securities and the Fund may experience greater volatility than a fund invested in bonds with a shorter average maturity.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This Fund may be suitable for you if you seek high current tax-exempt income and relative stability of principal.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one-, five-, and ten-year period compare to a widely recognized index of municipal bonds having long maturities, such as the Lehman Brothers Long Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End       Percentage
  --------       ---------
  '92               8.75
  '93              12.66
  '94              -8.25
  '95              21.48
  '96               3.18
  '97              10.68
  '98               6.35
  '99              -6.18
  '00              14.17
  '01               5.30

During the ten-year period shown in the bar chart, the highest quarterly return was 8.82% for the quarter ended March 31, 1995; and the lowest quarterly return was -6.77% for the quarter ended March 31, 1994.

  Average Annual Total Returns as of December 31, 2001


                                      1 year 5 years 10 years
  SAFECO Municipal Bond Fund
  Investor Class

  Before tax                           5.30%  5.83%    6.46%

  After tax on distributions           5.25%  5.71%    6.28%

  After tax on distributions and sale
  of Fund shares                       5.25%  5.72%    6.25%

  Lehman Brothers Long Municipal
  Bond Index*                          4.79%  6.27%    7.22%

* The Lehman Brothers Long Municipal Bond Index, an unmanaged index of bonds with a minimum credit rating of BAA3, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 22 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.47%
  12b-1 fees                                 None
  Other expenses                            0.15%
  Total annual Fund operating expenses      0.62%
  Expense reimbursement/3/                   None
  Net annual Fund operating expenses        0.62%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                   1 year  3 years  5 years  10 years
Investor Class      $63     $199     $346     $774

The SAFECO Municipal Bond Fund is managed by Stephen C. Bauer, President and Director of SAM. Mr. Bauer has managed the SAFECO Municipal Bond Fund since 1981, and manages other SAFECO Funds.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

SAFECO Intermediate-Term Municipal Bond Fund
The SAFECO Intermediate-Term Municipal Bond Fund seeks to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.


Principal Investment Strategies

This Fund is more conservative than the SAFECO Municipal Bond Fund. It is designed to provide much of the yield potential of a long-term bond fund but with less fluctuation in share price. To achieve its objective, the Fund invests primarily in municipal bonds rated investment grade or better. The Fund's portfolio maintains an average dollar-weighted maturity of between three and ten years although individual securities held by the Fund may have maturities outside that range.

The Fund invests under normal circumstances:

.. at least 80% of its assets in investment-grade municipal bonds with maturities of more than one year and whose interest is exempt from federal income tax; and

.. up to 20% of its assets in unrated municipal bonds, as long as the advisor determines they are of comparable quality to investment-grade securities.

The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

When evaluating a bond for purchase, the advisor considers among other things:

..  yield;

..  maturity;

.. structural features such as an issuer's right to buy the bond back at a stated price (a "call") or the Fund's right to require the issuer to buy the bond back at a stated price (a "put");

..  credit quality (including the underlying rating of insured bonds);

..  the purpose the issuer is financing;

..  the original offering price;

..  any state or local tax exemption; and

.. the amount of discount off or premium on the stated principal amount of the bond represented by the price offered.

After evaluating a bond, the advisor compares the bond to other available bonds, which may have different features, and will purchase the bond if it appears to offer the best relative value.

Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor may use rating services provided by Moody's, S&P or Fitch, which rate investment-grade debt securities as follows:


  MOODY'S           S&P              FITCH
   Aaa              AAA                AAA
    Aa               AA                 AA
     A                A                  A
   Baa              BBB                BBB

The Fund may sell bonds when:

..  they become fully valued;

..  more attractively valued bonds become available; or

..  cash is needed to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Loss of money is a risk of investing in the Fund. The Fund is subject to interest rate risk. Generally, when market interest rates rise the price of the Fund's debt securities will fall. This risk is greater the longer the maturity of the debt security.

Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Money to repay limited obligations and revenue bonds, which provide financing for a specific project or public facility, may be limited to the revenues generated by those projects or facilities, or to special tax revenues. There are greater risks of repayment default for these securities because repayment may depend on the credit of a private entity, and the general revenues of the public issuer will not be available for repayment.

This conservative Fund is suitable for investors seeking federally tax-exempt income with relative price stability.

Investing in mutual fund shares is not the same as making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period, and since inception of the Fund compare to a widely recognized index of municipal bonds, such as the Lehman Brothers 7-Year Municipal Bond Index, gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End        Percentage
  --------        ----------
   '92
   '93
   '94               -5.62
   '95               15.22
   '96                3.75
   '97                7.50
   '98                5.33
   '99               -0.84
   '00                7.44
   '01                4.53

Since the Fund's inception in 1993, the highest quarterly return was 6.25% for the quarter ended March 31, 1995; and the lowest quarterly return was -4.47% for the quarter ended March 31, 1994.

  Average Annual Total Return as of December 31, 2001


                                                       Life of
                                      1 year  5 years    Fund*
  SAFECO Intermediate-Term
  Municipal Bond Fund
  Investor Class

  Before tax                           4.53%   4.75%    4.92%

  After tax on distributions           4.39%   4.70%    4.89%

  After tax on distributions and sale
  of Fund shares                       4.53%   4.67%    4.82%

  Lehman Brothers 7-Year Municipal
  Bond Index**                         5.18%   5.56%    5.70%

*  Fund inception date is March 18,1993.
** The Lehman Brothers 7-Year Municipal Bond Index, an unmanaged index of bonds rated BAA3 or above, issued as part of a deal of at least $50 million, having an amount of at least $5 million and maturing in 6 or more years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the shareholder's tax situation and may differ from those shown.


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund



  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                            None
  Exchange fees                              None
  Wire redemption fee/1/                      $20
  Annual low balance fee/2/                   $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                           0.50%
  12b-1 fees                                 None
  Other expenses                            0.46%
  Total annual Fund operating expenses      0.96%
  Expense reimbursement/3/                  0.06%
  Net annual Fund operating expenses        0.90%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year 3 years 5 years 10 years
Investor Class      $92   $287    $498   $1,108

The SAFECO Intermediate-Term Municipal Bond Fund is managed by Mary Metastasio, Vice President of SAM. Ms. Metastasio has managed the Fund since 1996, and manages other SAFECO Funds.

SAFECO Money Market Fund
The SAFECO Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

The Fund may invest in:

..  commercial paper of both domestic and foreign issuers;

.. negotiable and non-negotiable certificates of deposit, bankers' acceptances and other short-term obligations of U.S. and foreign banks;

.. repurchase agreements in which the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price;

.. variable and floating rate instruments that change interest rates periodically to keep their market value at par;

..  U.S. government securities;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);

..  corporate obligations such as publicly traded bonds and notes;

.. asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;

..  mortgage-backed securities; and

.. when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

When evaluating a security for purchase, the advisor considers, among other things:

..  yield;

..  maturity;

..  issuer credit quality; and

..  relative value compared with other alternatives.

The Fund may sell a security if:

..  the advisor becomes concerned about the issuer's creditworthiness;

..  a more attractive alternative is available; or

..  to raise cash to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will fluctuate with short-term interest rates.

The Fund may be suitable for you if you seek safety and stability of principal.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Performance

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Fund's risks.

The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92                    3.27
  '93                    2.50
  '94                    3.53
  '95                    5.28
  '96                    4.75
  '97                    4.93
  '98                    5.08
  '99                    4.65
  '00                    5.90
  '01                    3.75

During the ten-year period shown in the chart, the highest quarterly return was 1.52% for the quarter ended December 31, 2000; and the lowest quarterly return was 0.55% for the quarter ended December 31, 2001.

Average Annual Total Returns and 7-Day Yield as of December 31, 2001


                                                      7-day Yield
                                                     (period ended
                                                   December 31, 2001)
                       1 year  5 years  10 years
SAFECO Money
Market Fund
Investor Class          3.75%   4.86%    4.36%           1.64%

For updated yield information, call 1-800-835-4391.

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.

  Fees and Expenses of the Fund


  Shareholder Fees
  (fees paid directly from your account)

  Redemption fees                           None
  Exchange fees                             None
  Wire redemption fee/1/                     $20
  Annual low balance fee/2/                  $12

  Annual Fund Operating Expenses
  (expenses deducted from Fund assets)

  Management fees                          0.50%
  12b-1 fees                                None
  Other expenses                           0.42%
  Total annual Fund operating expenses     0.92%
  Expense reimbursement/3/                 0.12%
  Net annual Fund operating expenses       0.80%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year 3 years 5 years 10 years
Investor Class      $82    $255    $444    $990

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SAFECO Tax-Free Money Market Fund
The SAFECO Tax-Free Money Market Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital.


Principal Investment Strategies

To achieve its objective, the Fund will purchase only high-quality securities having minimal credit risk with remaining maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of no more than 90 days and will invest at least 80% of its assets in securities that pay interest that is exempt from federal income tax. The Fund will not invest in securities whose interest is subject to the alternative minimum tax.

The Fund may invest in:

.. variable and floating rate instruments that change interest rates periodically to keep their market value at par;

.. municipal notes that have a maturity of one year less or from the date of purchase;

.. put bonds, which allow the holder to redeem the issue at on specified dates before maturity and receive full face value;

..  tax-exempt commercial paper;

.. restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2).

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money in a money market fund. The Fund's yield will fluctuate with short-term interest rates.

This Fund may be suitable for you if you seek safety and stability of principal in an investment that pays federally tax-free income.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

Looking at how the Fund's annual total return has varied from year to year and its average annual total returns over a one-, five-, and ten-year period gives you some idea of the Fund's risks. The Fund's returns in the bar chart and table are net of annual operating expenses. All figures assume dividend reinvestment. As with all mutual funds, past performance does not necessarily indicate future results.

  Annual Total Returns (Investor Class Shares)

  [CHART]

  Year End            Percentage
  --------            ----------
  '92                    2.73
  '93                    2.02
  '94                    2.45
  '95                    3.54
  '96                    3.07
  '97                    3.12
  '98                    3.07
  '99                    2.77
  '00                    3.52
  '01                    2.34

During the ten-year period shown in the chart, the highest quarterly return was 0.94% for the quarter ended June 30, 2000; and the lowest quarterly return was 0.38% for the quarter ended December 31, 1998.


Average Annual Total Returns and 7-Day Yield as of December 31, 2001


                                                  7-day Yield
                                                 (period ended
                                                 December 31,
                       1 year 5 years 10 years       2001)
SAFECO Tax-Free
Money Market Fund
Investor Class          2.34%  2.96%   2.86%          1.36%

For updated yield information, call 1-800-835-4391.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Fees and Expenses

There are fees and expenses you will pay if you buy and hold shares of the Fund. Shareholder fees are charged directly to your account. The Fund's annual operating expenses are paid from the Fund's assets and therefore you pay them indirectly.


   Fees and Expenses of the Fund


   Shareholder Fees
   (fees paid directly from your account)

   Redemption fees                            None
   Exchange fees                              None
   Wire redemption fee/1/                      $20
   Annual low balance fee/2/                   $12

   Annual Fund Operating Expenses
   (expenses deducted from Fund assets)

   Management fees                           0.50%
   12b-1 fees                                 None
   Other expenses                            0.25%
   Total annual Fund operating expenses      0.75%
   Expense reimbursement/3/                   None
   Net annual Fund operating expenses        0.75%

/1/ There is a higher charge for international wire redemptions.
/2/ A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.
/3/ SAFECO Asset Management Company (SAM), the advisor, has contractually agreed until April 30, 2009, to pay the Fund's aggregate operating expenses which exceed the rate of .30% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, Rule 12b-1 fee, brokerage commissions, taxes, interest or extraordinary expenses.

Example

The following hypothetical example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same. Use this example for a general comparison of the cost of investing in the Fund with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:



                   1 year 3 years 5 years 10 years
Investor Class      $77    $240    $417    $930

Additional Investment Information


This prospectus describes the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. More information about the Funds' investment policies and strategies is in the Statement of Additional Information. Investment percentage requirements apply to a Fund's net assets plus any borrowings for investment purposes. A Fund may exceed percentage limits that apply to particular investments if, after the Fund's investment, market movements cause asset values to change.

Investment Objective Changes Without Shareholder Approval. In rare circumstances, a Fund may, with approval from its Board of Trustees, change its investment objective or change a Fund name that suggests a particular type of investment. If this happens, the Fund may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

Changes in Stock Price. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions, and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for each Fund is shown in the "Financial Highlights" section of this prospectus.

General Investment Risks

It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in a particular Fund. See the "Principal Risks of Investing in the Fund" section for each Fund in this prospectus. You should also see the Statement of Additional Information for additional information about a Fund's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine which Funds are right for you.

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

Inflation Risk.  High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling


SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com
interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Liquidity Risk. A Fund may not be able to sell a security readily at a fair price. Securities that involve greater investment risks, such as stocks of small or newly formed companies or below investment-grade debt securities, may also carry liquidity risk.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which a Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve a Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Fund. As the advisor, SAM is responsible for implementing the investment strategies of the Funds. It provides investment research, advice and supervision in the ongoing management of the Funds' portfolios or, if applicable, supervises the sub-advisor who is responsible for the day-to-day management of a Fund.

Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory fees at the following rates, as a percentage of average daily net assets, for the year or, if less than a year, the period since inception and ending December 31, 2001:

Growth Opportunities Fund             0.66%
Equity Fund                           0.63%
Dividend Income Fund                  0.70%
Northwest Fund                        0.70%
International Stock Fund              1.00%
Balanced Fund                         0.70%
Small Company Value Fund              0.75%
Small Company Growth Fund             1.00%
U.S. Value Fund                       0.70%
U.S. Growth Fund                      0.80%

High-Yield Bond Fund                  0.65%
Intermediate-Term U.S. Treasury Fund  0.55%
U.S. Government Fund                  0.55%
Managed Bond Fund                     0.50%
California Tax-Free Income Fund       0.50%
Municipal Bond Fund                   0.47%
Intermediate-Term Municipal Bond Fund 0.50%
Money Market Fund                     0.50%
Tax-Free Money Market Fund            0.50%

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Bank of Ireland Asset Management (U.S.) Limited (the "sub-advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The sub-advisor's headquarters is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The sub-advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland.

Dresdner RCM Global Investors LLC ("sub-advisor") acts as an investment sub-advisor to SAFECO's Small Company Growth and U.S. Growth Funds. The sub-advisor has principal offices at Four Embarcadero Center, San Francisco, California 94111. The sub-advisor is an indirect wholly owned subsidiary of Allianz AG ("Allianz"), an international financial services provider with principal executive offices in Munich, Germany. It was established in December of 1998, and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The sub-advisor was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.

The Funds and the advisor have applied for an exemptive order from the Securities and Exchange Commission that would permit the advisor, with the approval of the Funds' Boards of Trustees, to retain a different sub-advisor for new or existing funds and/or change the terms of the sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Funds' shareholders. There is no guarantee that the SEC will grant such an order. However, if such order is granted, the Funds will notify shareholders if there is a change of sub-advisor or terms of the sub-advisory agreement.

Prior Performance Record of Dresdner RCM Global Investors LLC

The SAFECO U.S. Growth and SAFECO Small Company Growth Funds commenced operations on October 31, 2001, and therefore do not have a complete calendar year of performance to report. However, you may find it useful to see a composite of historical performance information relating to all private accounts managed by the sub-advisor that have substantially similar (but not identical) investment objectives, policies, strategies and risk to SAFECO's Small Company Growth and U.S. Growth Funds. There are no material differences between the way that the sub-advisor currently manages these private accounts and the way it intends to manage the SAFECO Small Company Growth and U.S. Growth Funds, respectively. The composite data provided in the following table is intended to illustrate the past performance of the sub-advisor in managing similar accounts as measured against specified market indexes. Neither the Funds, SAM nor their independent auditor have independently verified the accuracy of the composite data.

The performance information shown for the sub-advisor does not represent performance of the SAFECO Small Company Growth and U.S. Growth Funds, nor does it indicate future performance results of the SAFECO Small Company Growth and U.S. Growth Funds or of the sub-advisor. The Funds' fees and expenses reduce performance and may be higher or lower than the fees and expenses reflected in the Composite data that follows.

Average Annual Total Returns as of December 31, 2001*

                                                                    Since Inception
                                                                     December 31,
                                           1 year  5 years 10 years      1994
Dresdner RCM Small Cap Growth Composite
(Taxable)/1/ (net of fees)                 -19.21%  6.56%      N/A      13.67%

Russell 2000 Growth Index/2/                -9.23%  2.87%      N/A       7.69%

Dresdner RCM Large Cap Select Composite/1/
(net of fees)                              -22.78% 14.14%   14.02%

Russell 1000 Growth Index/3/               -20.42%  8.27%   10.79%

  * Average total returns for the Dresdner RCM Small Cap Growth Composite (Taxable) and the Large Cap Select Composite are not intended to predict or suggest the returns that might be experienced by the SAFECO Small Company Growth and U.S. Growth Funds, or an individual investing in the Funds. The Composites are for reference only, do not mirror the Funds' investments and reflect no deduction for fees, expenses or taxes.

/1/ The sub-advisor's performance information reflects average total return over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. Returns are calculated by linking monthly total return data on a compounded basis for the relevant number of months and annualizing the result over the equivalent number of years. The sub-advisor's Composites include all actual, fee-paying, discretionary private accounts managed by the sub-advisor with investment objectives, policies, strategies and risk substantially similar to those of the respective Funds. Composite returns are reduced by the actual investment management fee and expenses charged to accounts included in the Composite. To the extent a Fund's expenses are higher than account expenses, if the Fund's expenses had been applied, performance of accounts in the Composite would have been lower.

    The sub-advisor's performance is calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research (AIMR). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission, which could result in different performance data.

    Performance figures for the sub-advisor do not reflect all of the sub-advisor's assets under management and advice. The results presented above may not necessarily equate with the returns experienced by any particular account as a result of the timing of investments and redemptions.

    The private accounts contained in the Composites are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

    As of December 31, 2001, the Dresdner RCM Small Cap Growth Composite (Taxable) included 14 accounts with aggregate assets of $117.3 million. The Dresdner RCM Large Cap Select Composite included 91 accounts with aggregate assets of $9 billion.

/2/ The Russell 2000 Growth Index, an unmanaged index of growth stocks in the Russell 2000 Index of small-capitalization U.S. stocks, has been established as the benchmark for performance of SAFECO's Small Company Growth Fund. The Index is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

/3/ The Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks, has been established as the benchmark for performance of SAFECO's U.S. Growth Fund. The Index is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.


SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

Financial Highlights

Performance for the Funds is shown in the Financial Highlights tables. These tables are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information in the Financial Highlights tables has been audited by Ernst & Young LLP, the Funds' independent auditor, whose report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

SAFECO Growth Opportunities Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                      For the Year Ended December 31
                                             2001      2000      1999       1998       1997
Net asset value at beginning of period      $22.33    $23.30    $22.70      $22.45    $16.97

Income (loss) from investment
operations
 Net investment loss                         (0.16)    (0.19)    (0.16)      (0.01)    (0.02)
 Net realized and unrealized gain (loss)
 on investments                               5.08     (0.78)     0.76        0.99      8.50
---------------------------------------------------------------------------------------------

 Total from investment operations             4.92     (0.97)     0.60        0.98      8.48

Less distributions
 Distributions from realized gains              --        --        --       (0.73)    (3.00)
---------------------------------------------------------------------------------------------

Net asset value at end of period            $27.25    $22.33    $23.30      $22.70    $22.45
---------------------------------------------------------------------------------------------

Total return                                 22.03%    (4.16%)    2.64%       4.37%    49.96%

Net assets at end of period (000's)        $829,052  $637,557  $815,041  $1,394,225  $638,562

Ratios to average net assets:
 Gross expenses                               1.03%     1.05%     1.07%       0.77%     0.85%
 Net expenses                                 1.03%     1.05%     1.02%       0.77%     0.85%
 Net investment loss                         (0.71%)   (0.74%)   (0.57%)     (0.06%)   (0.17%)

Portfolio turnover rate                         65%       63%       38%         55%       83%

SAFECO Equity Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                          For the Year Ended December 31
                                               2001        2000        1999       1998       1997

Net asset value at beginning of period        $20.65      $24.02      $23.25     $19.54     $16.60

Income (loss) from investment
operations
 Net investment income                          0.10        0.13        0.18       0.21       0.23
 Net realized and unrealized gain (loss)
 on investments                                (2.11)      (2.76)       2.00       4.64       3.78
--------------------------------------------------------------------------------------------------

 Total from investment operations              (2.01)      (2.63)       2.18       4.85       4.01

Less distributions
 Dividends from net investment income          (0.10)      (0.13)      (0.18)     (0.21)     (0.23)
 Distributions from realized gains                --       (0.61)      (1.23)     (0.93)     (0.84)
--------------------------------------------------------------------------------------------------

 Total distributions                           (0.10)      (0.74)      (1.41)     (1.14)     (1.07)
--------------------------------------------------------------------------------------------------

Net asset value at end of period              $18.54      $20.65      $24.02     $23.25     $19.54
--------------------------------------------------------------------------------------------------

Total return                                   (9.72%)    (10.97%)      9.37%     24.93%     24.21%

Net assets at end of period (000's)        $1,083,035  $1,419,589  $2,147,299 $2,024,877 $1,490,198

Ratios to average net assets:
 Expenses                                       0.94%       0.89%       0.83%      0.74%      0.73%
 Net investment income                          0.53%       0.57%       0.73%      0.99%      1.24%

Portfolio turnover rate                           31%         35%         34%        33%        34%

SAFECO Dividend Income Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                    For the Year Ended December 31
                                             2001      2000      1999     1998     1997

Net asset value at beginning of period      $20.58    $22.39    $23.47   $23.89   $21.13

Income (loss) from investment
operations
 Net investment income                        0.30      0.38      0.50     0.64     0.65
 Net realized and unrealized gain (loss)
 on investments                              (1.76)    (1.81)    (0.25)    0.86     4.87
-----------------------------------------------------------------------------------------

 Total from investment operations            (1.46)    (1.43)     0.25     1.50     5.52

Less Distributions
 Dividends from net investment income        (0.30)    (0.38)    (0.50)   (0.64)   (0.65)
 Distributions from realized gains              --        --     (0.83)   (1.28)   (2.11)
-----------------------------------------------------------------------------------------

 Total distributions                         (0.30)    (0.38)    (1.33)   (1.92)   (2.76)
-----------------------------------------------------------------------------------------

Net asset value at end of period            $18.82    $20.58    $22.39   $23.47   $23.89
-----------------------------------------------------------------------------------------

Total return                                 (7.06%)   (6.36%)    1.17%    6.31%   26.43%

Net assets at end of period (000's)        $177,920  $217,053  $303,537 $399,279 $401,985

Ratios to average net assets:
 Expenses                                     1.08%     1.07%     0.99%    0.82%    0.85%
 Net investment income                        1.57%     1.80%     2.18%    2.54%    2.81%

Portfolio turnover rate                         58%       45%       42%      46%      52%

SAFECO Northwest Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                  For the Year Ended December 31
                                            2001      2000     1999     1998     1997

Net asset value at beginning of period     $21.25    $25.33   $17.73   $17.31   $14.07

Income (loss) from investment
operations
 Net investment loss                        (0.03)    (0.11)   (0.10)   (0.09)   (0.03)
 Net realized and unrealized gain (loss)
 on investments                             (2.36)    (3.97)    9.71     0.70     4.41
---------------------------------------------------------------------------------------

 Total from investment operations           (2.39)    (4.08)    9.61     0.61     4.38

Less distributions
 Distributions from realized gains             --        --    (2.01)   (0.19)   (1.14)
---------------------------------------------------------------------------------------

Net asset value at end of period           $18.86    $21.25   $25.33   $17.73   $17.31
---------------------------------------------------------------------------------------

Total return                               (11.25%)  (16.11%)  54.25%    3.50%   31.12%

Net assets at end of period (000's)        $85,290  $108,113  $97,534  $63,594  $64,635

Ratios to average net assets:
 Gross expenses                              1.21%     1.11%    1.17%    1.12%    1.09%
 Net expenses                                1.10%     1.10%    1.10%    1.12%    1.09%
 Net investment loss                        (0.15%)   (0.45%)  (0.54%)  (0.49%)  (0.19%)

Portfolio turnover rate                        50%       36%      49%      50%      55%

SAFECO International Stock Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                            2001     2000     1999    1998    1997

Net asset value at beginning of period     $14.24   $16.95   $13.14  $11.50  $11.29

Income (loss) from investment
operations
 Net investment income                       0.06     0.08     0.03    0.01    0.24
 Net realized and unrealized gain (loss)
 on investments and foreign currency        (3.65)   (1.94)    3.78    1.63    0.28
------------------------------------------------------------------------------------

 Total from investment operations           (3.59)   (1.86)    3.81    1.64    0.52

Redemption fees                              0.14       --       --      --      --

Less distributions
 Dividends from net investment income       (0.25)   (0.08)      --      --   (0.29)
 Distributions from realized gains             --    (0.77)      --      --   (0.02)
------------------------------------------------------------------------------------

 Total distributions                        (0.25)   (0.85)      --      --   (0.31)
------------------------------------------------------------------------------------

Net asset value at end of period           $10.54   $14.24   $16.95  $13.14  $11.50
------------------------------------------------------------------------------------

Total return                               (24.30%) (10.95%)  29.00%  14.26%   4.55%

Net assets at end of period (000's)        $23,398  $33,019  $36,967 $22,111 $14,754

Ratios to average net assets:
 Gross expenses                              2.08%    1.79%    1.72%   1.79%   1.89%
 Net expenses                                1.46%    1.40%    1.69%   1.62%   1.63%
 Net investment income                       0.46%    0.23%    0.21%   0.14%   0.58%

Portfolio turnover rate                       163%      33%      24%     26%     22%

SAFECO Balanced Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                            2001     2000    1999    1998    1997

Net asset value at beginning of period     $12.06   $11.81  $12.22  $11.61  $10.70

Income (loss) from investment
operations
 Net investment income                       0.33     0.34    0.31    0.32    0.32
 Net realized and unrealized gain (loss)
 on investments                             (0.37)    0.25   (0.18)   1.12    1.45
-----------------------------------------------------------------------------------

 Total from investment operations           (0.04)    0.59    0.13    1.44    1.77

Less distributions
 Dividends from net investment income       (0.33)   (0.34)  (0.31)  (0.32)  (0.32)
 Distributions from realized gains             --       --   (0.23)  (0.51)  (0.54)
-----------------------------------------------------------------------------------

 Total distributions                        (0.33)   (0.34)  (0.54)  (0.83)  (0.86)
-----------------------------------------------------------------------------------

Net asset value at end of period           $11.69   $12.06  $11.81  $12.22  $11.61
-----------------------------------------------------------------------------------

Total return                                (0.29%)   5.09%   1.05%  12.56%  16.64%

Net assets at end of period (000's)        $14,736  $14,816 $18,008 $19,137 $13,667

Ratios to average net assets:
 Gross expenses                              1.49%    1.43%   1.33%   1.17%   1.23%
 Net expenses                                1.10%    1.10%   1.14%   1.17%   1.23%
 Net investment income                       2.82%    2.83%   2.51%   2.74%   2.85%

Portfolio turnover rate                        75%      63%     95%     75%    101%

SAFECO Small Company Value Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                  For the Year Ended December 31
                                            2001    2000     1999     1998     1997

Net asset value at beginning of period     $11.77  $12.73   $11.16   $14.23   $11.81

Income (loss) from investment
operations
 Net investment income (loss)                0.13   (0.02)   (0.06)   (0.06)   (0.04)
 Net realized and unrealized gain (loss)
 on investments                              2.01   (0.94)    1.63    (3.01)    2.80
-------------------------------------------------------------------------------------

 Total from investment operations            2.14   (0.96)    1.57    (3.07)    2.76

Less distributions
 Dividends from net investment income       (0.13)     --       --       --       --
 Distributions from realized gains             --      --       --       --    (0.34)
-------------------------------------------------------------------------------------

 Total distributions                        (0.13)     --       --       --    (0.34)
-------------------------------------------------------------------------------------

Net asset value at end of period           $13.78  $11.77   $12.73   $11.16   $14.23
-------------------------------------------------------------------------------------

Total return                                18.20%  (7.54%)  14.07%  (21.57%)  23.38%

Net assets at end of period (000's)        $29,643 $22,477  $28,319  $35,162  $22,658

Ratios to average net assets:
 Gross expenses                              1.48%   1.41%    1.44%    1.28%    1.33%
 Net expenses                                1.19%   1.15%    1.20%    1.28%    1.33%
 Net investment income (loss)                1.01%  (0.13%)  (0.49%)  (0.49%)  (0.41%)

Portfolio turnover rate                       141%    107%     117%      90%      61%

SAFECO Small Company Growth Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                       October 31, 2001
                                         (Commencement
                                       of Operations) to
                                       December 31, 2001
--------------------------------------------------------

Net asset value at beginning of period      $10.00

Income from investment
operations
 Net investment loss                         (0.02)
 Net realized and unrealized gain
 on investments                               1.33
--------------------------------------------------------

 Total from investment operations             1.31

Net asset value at end of period            $11.31
--------------------------------------------------------

Total return*                                13.10%

Net assets at end of period (000's)          $2,367

Ratios to average net assets:
 Gross expenses**                             4.54%
 Net expenses**                               1.60%
 Net investment loss**                       (1.23%)

Portfolio turnover rate**                       43%


*  Not annualized.
** Annualized.

SAFECO U.S. Value Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                                              April 30, 1987
                                                                              (Commencement
                                                                              of Operations)
                                          For the Year Ended December 31      to December 31
                                           2001      2000     1999       1998      1997

Net asset value at beginning of period    $11.96     $11.95   $11.95     $11.19   $10.00

Income (loss) from investment
operations
 Net investment income                      0.14       0.13     0.11       0.12     0.09
 Net realized and unrealized gain (loss)
 on investments                            (0.71)      0.01     0.50       1.28     1.66
------------------------------------------------------------------------------------------

 Total from investment operations          (0.57)      0.14     0.61       1.40     1.75

Less distributions
 Dividends from net investment income      (0.14)     (0.13)   (0.11)     (0.12)   (0.09)
 Distributions from realized gains            --         --    (0.50)     (0.52)   (0.47)
------------------------------------------------------------------------------------------

 Total distributions                       (0.14)     (0.13)   (0.61)     (0.64)   (0.56)
------------------------------------------------------------------------------------------

Net asset value at end of period          $11.25     $11.96   $11.95     $11.95   $11.19
------------------------------------------------------------------------------------------

Total return                               (4.78%)     1.18%    5.15%     12.61%   17.50%*

Net assets at end of period (000's)        $8,383     $8,541   $9,905    $10,014   $9,063

Ratios to average net assets:
 Gross expenses                             1.79%      1.64%    1.52%      1.19%    1.19%**
 Net expenses                               1.10%      1.10%    1.17%      1.19%    1.19%**
 Net investment income                      1.21%      1.08%    0.93%      1.06%    1.26%**

Portfolio turnover rate                       39%        45%      52%        55%      36%**

*  Not annualized.
** Annualized.

SAFECO U.S. Growth Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                       October 31, 2001
                                         (Commencement
                                       of Operations) to
                                       December 31, 2001
--------------------------------------------------------
Net asset value at beginning of period      $10.00

Income from investment
operations
 Net realized and unrealized gain
 on investments                               0.64
--------------------------------------------------------

 Total from investment operations             0.64

Net asset value at end of period            $10.64
--------------------------------------------------------

Total return*                                 6.40%

Net assets at end of period (000's)          $2,372

Ratios to average net assets:
 Gross expenses**                             4.29%
 Net expenses**                               1.40%
 Net investment loss**                       (0.28%)

Portfolio turnover rate**                       2%

*  Not annualized.
** Annualized.

SAFECO High-Yield Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                            2001     2000     1999    1998    1997

Net asset value at beginning of period     $7.26    $8.38    $8.78   $9.13   $8.82

Income (loss) from investment
operations
 Net investment income                      0.61     0.69     0.71    0.74    0.77
 Net realized and unrealized gain (loss)
 on investments                            (0.75)   (1.12)   (0.40)  (0.35)   0.31
-----------------------------------------------------------------------------------

 Total from investment operations          (0.14)   (0.43)    0.31    0.39    1.08

Less distributions
 Dividends from net investment income      (0.61)   (0.69)   (0.71)  (0.74)  (0.77)
-----------------------------------------------------------------------------------

Net asset value at end of period           $6.51    $7.26    $8.38   $8.78   $9.13
-----------------------------------------------------------------------------------

Total return                               (2.05%)  (5.52%)   3.74%   4.45%  12.79%

Net assets at end of period (000's)       $51,454  $54,540  $73,004 $79,696 $71,058

Ratios to average net assets:
 Gross expenses                             1.14%    1.13%    0.99%   0.92%   0.91%
 Net expenses                               1.07%    1.05%    0.95%   0.92%   0.91%
 Net investment income                      8.75%    8.63%    8.31%   8.26%   8.58%

Portfolio turnover rate                      185%      45%      71%     64%     85%

SAFECO Intermediate-Term U.S. Treasury Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                 For the Year Ended December 31
                                            2001     2000    1999     1998    1997

Net asset value at beginning of period    $10.48    $9.99  $10.74   $10.34  $10.11

Income (loss) from investment
operations
 Net investment income                      0.49*    0.55    0.54     0.57    0.58
 Net realized and unrealized gain (loss)
 on investments                             0.14     0.49   (0.75)    0.40    0.23
-----------------------------------------------------------------------------------

 Total from investment operations           0.63     1.04   (0.21)    0.97    0.81
Less distributions
 Dividends from net investment income      (0.50)   (0.55)  (0.54)   (0.57)  (0.58)
-----------------------------------------------------------------------------------

Net asset value at end of period          $10.61   $10.48   $9.99   $10.74  $10.34
-----------------------------------------------------------------------------------

Total return                                6.07%   10.74%  (1.98%)   9.61%   8.29%

Net assets at end of period (000's)       $21,108  $18,968 $19,092  $24,061 $15,698

Ratios to average net assets:
 Gross expenses                             1.10%    1.22%   1.10%    0.90%   0.92%
 Net expenses                               0.95%    0.95%   0.93%    0.90%   0.92%
 Net investment income                      4.55%*   5.41%   5.22%    5.38%   5.74%

Portfolio turnover rate                       74%     199%     14%       3%     82%


* Net investment income includes $(0.01) and the ratio of net investment income includes (0.13%) which was due to amortization of premium and discounts required for book purposes but not for tax purposes.

SAFECO U.S. Government Fund*
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                             2001    2000    1999    1998    1997

Net asset value at beginning of period      $9.35   $9.10   $9.64   $9.57   $9.36

Income from investment
operations
 Net investment income                       0.55    0.59    0.55    0.57    0.60
 Net realized and unrealized gain (loss)
 on investments                              0.12    0.25   (0.54)   0.07    0.21
----------------------------------------------------------------------------------

 Total from investment operations            0.67    0.84    0.01    0.64    0.81

Less distributions
 Dividends from net investment income       (0.55)  (0.59)  (0.55)  (0.57)  (0.60)
----------------------------------------------------------------------------------

Net asset value at end of period            $9.47   $9.35   $9.10   $9.64   $9.57
----------------------------------------------------------------------------------

Total return                                 7.29%   9.50%   0.16%   6.84%   8.97%

Net assets at end of period (000's)        $45,218 $37,564 $39,449 $42,145 $38,172

Ratios to average net assets:
 Gross expenses                              0.98%   1.05%   0.98%   0.94%   0.93%
 Net expenses                                0.95%   0.95%   0.94%   0.94%   0.93%
 Net investment income                       5.74%   6.43%   5.92%   5.90%   6.40%

Portfolio turnover rate                        63%    160%    133%    105%     83%


* Formerly the SAFECO GNMA Fund

SAFECO Managed Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                              For the Year Ended December 31
                                            2001   2000   1999    1998   1997

Net asset value at beginning of period     $8.30  $7.90  $8.64   $8.60  $8.35

Income (loss) from investment
operations
 Net investment income                      0.46   0.48   0.41    0.42   0.42
 Net realized and unrealized gain (loss)
 on investments                             0.11   0.40  (0.74)   0.29   0.25
------------------------------------------------------------------------------

 Total from investment operations           0.57   0.88  (0.33)   0.71   0.67

Less distributions
 Dividends from net investment income      (0.46) (0.48) (0.41)  (0.42) (0.42)
 Distributions from realized gains            --     --     --   (0.25)    --
------------------------------------------------------------------------------

 Total distributions                       (0.46) (0.48) (0.41)  (0.67) (0.42)
------------------------------------------------------------------------------

Net asset value at end of period           $8.41  $8.30  $7.90   $8.64  $8.60
------------------------------------------------------------------------------

Total return                                6.95% 11.57% (3.82%)  8.43%  8.23%

Net assets at end of period (000's)        $7,295 $5,956 $6,781  $6,757 $4,627

Ratios to average net assets:
 Gross expenses                             1.59%  1.63%  1.41%   1.16%  1.15%
 Net expenses                               0.90%  0.90%  0.94%   1.16%  1.15%
 Net investment income                      5.41%  6.01%  5.10%   4.79%  4.98%

Portfolio turnover rate                      126%   102%   147%    133%   177%

SAFECO California Tax-Free Income Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                 For the Year Ended December 31
                                            2001      2000    1999      1998    1997

Net asset value at beginning of period     $12.49    $11.04  $12.74    $12.93  $12.22

Income (loss) from investment
operations
 Net investment income                       0.62*     0.56    0.56      0.60    0.60
 Net realized and unrealized gain (loss)
 on investments                             (0.11)     1.45   (1.70)     0.18    0.76
--------------------------------------------------------------------------------------

 Total from investment operations            0.51      2.01   (1.14)     0.78    1.36

Less distributions
 Dividends from net investment income       (0.61)    (0.56)  (0.56)    (0.60)  (0.60)
 Distributions from realized gains             --        --      --     (0.37)  (0.05)
--------------------------------------------------------------------------------------

 Total distributions                        (0.61)    (0.56)  (0.56)    (0.97)  (0.65)
--------------------------------------------------------------------------------------

Net asset value at end of period           $12.39    $12.49  $11.04    $12.74  $12.93
--------------------------------------------------------------------------------------

Total return                                 4.12%    18.79%  (9.18%)    6.19%  11.55%

Net assets at end of period (000's)        $90,165  $104,988 $85,782  $112,457 $88,379

Ratios to average net assets:
 Expenses                                    0.75%     0.74%   0.74%     0.68%   0.68%
 Net investment income                       4.98%*    4.85%   4.66%     4.60%   4.88%

Portfolio turnover rate                        32%       26%     25%       39%     10%


* Net investment income includes $0.01 and the ratio of net investment income includes 0.11% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.

SAFECO Municipal Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                    For the Year Ended December 31
                                             2001      2000     1999      1998     1997
Net asset value at beginning of period      $13.96    $12.89   $14.45    $14.52   $13.98

Income (loss) from investment
operations
 Net investment income                        0.71*     0.70     0.69      0.73     0.75
 Net realized and unrealized gain (loss)
 on investments                               0.02      1.07    (1.56)     0.17     0.70
-----------------------------------------------------------------------------------------

 Total from investment operations             0.73      1.77    (0.87)     0.90     1.45

Less distributions
 Dividends from net investment income        (0.69)    (0.70)   (0.69)    (0.73)   (0.75)
 Distributions from realized gains           (0.03)       --       --     (0.24)   (0.16)
-----------------------------------------------------------------------------------------

 Total distributions                         (0.72)    (0.70)   (0.69)    (0.97)   (0.91)
-----------------------------------------------------------------------------------------

Net asset value at end of period            $13.97    $13.96   $12.89    $14.45   $14.52
-----------------------------------------------------------------------------------------

Total return                                  5.30%    14.17%   (6.18%)    6.35%   10.68%

Net assets at end of period (000's)        $533,803  $499,831 $470,267  $539,860 $502,946

Ratios to average net assets:
 Expenses                                     0.62%     0.62%    0.60%     0.51%    0.51%
 Net investment income                        5.01%*    5.27%    5.04%     5.01%    5.31%

Portfolio turnover rate                       9.00%       32%      17%       21%      14%

* Net investment income includes $0.02 and the ratio of net investment income includes 0.13% which was due to amortization of premium and discounts required for book purposes but not for tax purposes.

SAFECO Intermediate-Term Municipal Bond Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                               For the Year Ended December 31
                                           2001    2000    1999     1998    1997

Net asset value at beginning of period     $10.76  $10.46  $11.02   $10.92  $10.61

Income (loss) from investment
operations
 Net investment income                       0.44    0.45    0.45     0.47    0.47
 Net realized and unrealized gain (loss)
 on investments                              0.05    0.31   (0.54)    0.10    0.31
-----------------------------------------------------------------------------------

 Total from investment operations            0.49    0.76   (0.09)    0.57    0.78

Less distributions
 Dividends from net investment income       (0.44)  (0.45)  (0.45)   (0.47)  (0.47)
 Distributions from realized gains          (0.08)  (0.01)  (0.02)      --      --
-----------------------------------------------------------------------------------

 Total distributions                        (0.52)  (0.46)  (0.47)   (0.47)  (0.47)
-----------------------------------------------------------------------------------

Net asset value at end of period           $10.73  $10.76  $10.46   $11.02  $10.92
-----------------------------------------------------------------------------------

Total return                                 4.53%   7.44%  (0.84%)   5.33%   7.50%

Net assets at end of period (000's)        $15,223 $13,896 $14,607  $15,487 $13,780

Ratios to average net assets:
 Gross expenses                              0.96%   0.97%   0.92%    0.83%   0.83%
 Net expenses                                0.90%   0.90%   0.86%    0.83%   0.83%
 Net investment income                       4.01%   4.27%   4.18%    4.25%   4.37%

Portfolio turnover rate                        22%     16%     11%       4%     11%

SAFECO Money Market Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                                For the Year Ended December 31
                                           2001     2000     1999     1998     1997
Net asset value at beginning of period    $1.00    $1.00    $1.00    $1.00    $1.00

Income from investment
operations
 Net investment income                     0.04     0.06     0.05     0.05     0.05

Less distributions
 Dividends from net investment income     (0.04)   (0.06)   (0.05)   (0.05)   (0.05)
------------------------------------------------------------------------------------

Net asset value at end of period          $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------------

Total return                               3.75%    5.90%    4.65%    5.08%    4.93%

Net assets at end of period (000's)     $227,142 $242,195 $240,459 $227,329 $176,623

Ratios to average net assets:
 Gross expenses                            0.92%    0.97%    0.95%    0.79%    0.78%
 Net expenses                              0.80%    0.80%    0.81%    0.79%    0.78%
 Net investment income                     3.71%    5.72%    4.55%    4.97%    4.82%

SAFECO Tax-Free Money Market Fund
(For an Investor Class Share Outstanding Throughout the Period)


                                               For the Year Ended December 31
                                          2001    2000     1999     1998    1997

Net asset value at beginning of period   $1.00   $1.00    $1.00    $1.00   $1.00

Income from investment
operations
 Net investment income                    0.02    0.03     0.03     0.03    0.03

Less distributions
 Dividends from net investment income    (0.02)  (0.03)   (0.03)   (0.03)  (0.03)
---------------------------------------------------------------------------------

Net asset value at end of period         $1.00   $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------

Total return                              2.34%   3.52%    2.77%    3.07%   3.12%

Net assets at end of period (000's)     $76,554 $73,934  $77,323  $77,457 $75,437

Ratios to average net assets:
 Expenses                                 0.75%   0.71%+   0.66%+   0.63%   0.63%
 Net investment income                    2.31%   3.46%    2.72%    3.04%   3.11%

+ Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.73% and 0.70% for the year ended December 31, 2000 and 1999. The fee waiver expired on April 30, 2000.

Fund Distributions and Tax Considerations

The following information is provided to help you understand the dividends and capital gains you can earn from owning Fund shares as well as some of the federal taxes you may have to pay. This information is not complete and is not intended as tax advice. Distributions may be subject to state and local taxes, even if they are not subject to federal income taxes. Generally no attempt is made to discuss state or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as retirement plan participants and certain trusts. You should consult a competent tax advisor about your individual circumstances.

Distributions from a Fund

Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Capital gain distributions represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost.

The Equity Fund, Dividend Income Fund, Balanced Fund and U.S. Value Fund intend to declare and pay dividends, if any, during the last month of each calendar quarter. The Growth Opportunities Fund, Northwest Fund, International Stock Fund, Small Company Value Fund, Small Company Growth Fund and U.S. Growth Fund intend to declare and pay dividends, if any, annually in December. The Intermediate-Term U.S. Treasury Fund, U.S. Government Fund, High-Yield Bond Fund, Managed Bond Fund, California Tax-Free Income Fund, Municipal Bond Fund, Intermediate-Term Municipal Bond Fund, Money Market Fund and Tax-Free Money Market Fund intend to declare dividends, if any, each business day and pay them monthly. All Funds (except the Money Market Funds) pay capital gain distributions and special dividends, if any, in March and December.

Your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in any of the Bond Funds or Money Market Funds at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds.

Dividends and other distributions paid by a Fund on the Investor Class and each other class of its shares are calculated at the same time in the same manner.

REINVESTING DISTRIBUTIONS

We automatically reinvest your dividends and capital gain distributions in additional shares of the distributing Fund, unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 591/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

Tax Considerations

Depending on which Fund you invest in, your dividends may be taxable or wholly or partly tax free; other distributions will be fully taxable, regardless of the Fund that makes them. If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. Fund distributions reinvested in a retirement or other tax-qualified account are generally not taxable until you take money out and may be wholly or partly tax free.

You cannot control the timing of capital gains distributed by a Fund since it is the advisor who decides when to sell Fund holdings. When you sell (redeem) your shares of a Fund, or exchange Fund shares for shares of another Fund you may also realize a capital gain or loss.

Taxable dividends and net short-term capital gains are generally taxed as ordinary income. Distributions of the Funds' net profits from the sale of securities are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.

If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution represents a partial return of your capital.

If the International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.

Selling or exchanging Fund shares that are worth more than you paid for them may give you capital gains that are taxed as long-term or short-term capital gains depending on how long you held your shares in the Fund. Consult your tax advisor for current capital gains and federal income tax rates.

If you sell Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.

We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your purchases, sales and exchanges of shares and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to federal backup withholding.

SPECIAL CONSIDERATIONS

U.S. Treasury securities. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Intermediate-Term U.S. Treasury Fund will invest primarily in these securities, while the U.S. Government Fund may invest a portion of its portfolio in these securities.

Tax-Exempt Bond Funds and the Tax-Free Money Market Fund. Each of these Funds pay dividends that are exempt from federal income tax. However, certain Fund distributions may be taxable, including any portion of dividends representing net capital gains and income derived from certain bonds purchased below their issue price (at a discount). The tax-exempt Bond Funds typically purchase discount bonds as part of a call protection strategy.

If you buy shares of a tax-exempt Fund and sell them at a loss within six months, you may deduct only the amount of the loss that exceeds the amount of dividends from tax-exempt interest that you received during that period.

If you receive Social Security or railroad retirement benefits, you may need to include tax-free Fund distributions as part of your income when determining any federal income tax that may be due on those benefits.

California Tax-Free Income Fund. The Fund pays dividends that are exempt from California state personal income taxes. Certain situations, in addition to those above, may result in taxable income, however. For example, the sale or exchange of Fund shares may result in capital gain or loss for California income tax purposes. The tax exemption for interest income from California municipal bonds does not apply to most corporate shareholders.

Retirement Plans and Accounts

The Funds (other than the tax-exempt Funds) may be used as investment vehicles for a variety of retirement plans and accounts for individuals, businesses, and nonprofit organizations that provide tax-favored saving for education or retirement. The annual contribution limits and other requirements for these accounts are subject to change. It is important that you read plan and/or account documents carefully and consult your personal tax advisor before contributing money. Certain retirement accounts have an annual custodial fee of $5 per Fund up to a maximum of $10. The custodial fee is waived for retirement accounts with balances over $10,000.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

In the current year, individuals can generally contribute up to $3,000 to an IRA, ($3,500 if you are age 50 or older).

..  Traditional IRA

Depending on your earned income and other considerations, your contribution to a traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA earnings until withdrawal.

..  Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA are tax free at withdrawal, if you meet certain requirements. Your ability to make a full contribution to a Roth IRA is based on your income level and filing status.

EDUCATION SAVINGS ACCOUNTS

This Education Savings Account (formerly known as an "Education IRA") is a vehicle for saving for a child's higher education. Currently, up to $2,000 can be contributed to an Education Savings Account for the same beneficiary. Contributions to an Education Savings Account are not tax deductible, but earnings on the Education Savings Account are generally tax free if used to pay qualified education expenses. There are income limitations on who can contribute to an Education Savings Account. See your tax advisor for further details.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP-IRAs)

SEP-IRAs are retirement plans for small businesses and self-employed individuals. SEP-IRAs have the same investment minimums as traditional IRAs.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES IRAs (SIMPLE IRAs)

SIMPLE IRAs are retirement plans for small businesses and self-employed individuals. Contribution methods for a SIMPLE plan include employee deferrals, employer matching contributions, and employer non-elective contributions. Minimum investment amounts are negotiable.

403(b)(7) PLANS

403(b)(7) plans are retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) PLANS

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

Profit Sharing and Money Purchase Pension Plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call us at 1-800-624-5711.

YOUR INVESTMENT
How We Calculate the Value of Your Shares and Value Fund Assets


The net asset value of a Fund share (NAV) is its market value, generally determined as of the close of regular trading on the New York Stock Exchange
(NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all the Fund's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Fund's shareholders.

We obtain market value information for each Fund's investments from a pricing service. Values for exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for nonexchange-traded securities are based on similar securities and quotations from dealers. If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of a security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. The effect of using fair value pricing will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Investments for which a market price cannot be established are priced using a method each Fund's Board of Trustees believes reflects fair value.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

Like most money market funds, each Money Market Fund values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps each Money Market Fund maintain a stable $1.00 share price.

You may purchase or redeem shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after the order is placed with the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon placing it with the intermediary or at the time the order is placed with a Fund. The intermediary may charge a fee for its services.

Opening Your Account and Transacting Business

OPENING AN ACCOUNT

To open an account, complete an account application and mail it to SAFECO Mutual Funds with a check made payable to SAFECO Mutual Funds for your initial investment. If you are investing for a retirement account, complete and sign a retirement account application (note: you may not invest in tax-exempt Funds for a retirement account).

To Transact Business

BY MAIL:

You can apply for a new account or request account transactions by writing to SAFECO Mutual Funds at the following address:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

BY WIRE:

You can request that your bank transmit U.S. funds by wire to the Funds' designated bank. In order to use this method, you must first call SAFECO at 1-800-624-5711 before the close of regular trading on the NYSE.

The wire must be received by the Funds' bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

U.S. Bank of Washington, N.A., Seattle, WA
ABA #1250-0010-5
Account #153 5000 60709

Have your bank include with the wire, the account owner name and number of your SAFECO Mutual Funds account and the name of the SAFECO Fund in which you want to invest. Please note that your bank may charge a fee to wire funds. SAFECO is not responsible for delays caused by inadequate wire instructions.

When selling shares, you may request that redemption proceeds be wired to your pre-established bank account. SAFECO Mutual Funds currently charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires), and some banks charge a fee to receive a wire.

OVER THE INTERNET OR BY TELEPHONE:

Certain account transactions such as the purchase of additional shares for existing accounts or the sale or exchange of shares can be done over the Internet or by telephone. The range of transactions allowed under this option may vary by type of account. If you do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures to verify your identity, such as requiring that you use a pin number or provide certain personal information. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that Internet or telephone activity will be completely secure or free of delays or malfunctions. SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.

For Internet transactions, visit the SAFECO Mutual Funds Web site at www.safecofunds.com. For telephone transactions call 1-800-624-5711 to speak to a representative or use our Automated Services Line at 1-800-835-4391. Our Automated Services Line provides a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information.

If your securities dealer maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities dealer to place an order affecting your Fund shares.

You may purchase up to $50,000 in share value per day through electronic funds transfer from your bank account. Your bank may charge you a fee for this service.

During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds over the Internet or by telephone. We may suspend, limit, modify, or terminate Internet and telephone transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:

SAFECO Mutual Funds has relationships with certain brokers and other third-party intermediaries who are authorized to accept, or designate intermediaries to accept purchase, redemption and exchange orders on the Funds' behalf. Contact your broker to determine whether it has an established relationship with SAFECO Mutual Funds. There may be fees or restrictions that would not apply if you had purchased shares directly from SAFECO Mutual Funds.

The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

Buying, Selling and Exchanging Shares

The price of one share, whether you are purchasing, selling or exchanging shares is its net asset value (NAV) next determined after the order is placed with a Fund. Orders must include any money required and sufficient instructions to complete your transaction. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.

Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with SAFECO Mutual Funds, we must have received a completed, signed account application and your investment funds before we can conduct any transaction (except when money is wired into an account).

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or unclear and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner.

Minimum investment amounts vary by type of account and apply separately to each Fund. Current minimum amounts for the purchase of Fund shares are shown in the following table:


Minimum
Investment                        Additional
Amounts       Initial Additional  Investment
per Fund      Amount   Amounts   through AIM*
------------- ------- ---------- ------------
Regular
Accounts      $2,500     $100        $100
---------------------------------------------

UTMA
Accounts      $1,000     $100        $100
---------------------------------------------

Traditional &
Roth IRAs     $2,000     $100        $ 50
---------------------------------------------

Education
Savings
Accounts      $1,000     $100        $ 50

* Our Automatic Investment Method (AIM) allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.

If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any SAFECO Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-624-5711.

We do not accept currency, credit card convenience checks, traveler's checks or money orders, and can accept only checks and wires made payable to SAFECO Mutual Funds and drawn in U.S. dollars on a U.S. bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must submit the certificates along with a letter of instruction with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares because you will not be able to request a share redemption or exchange using our Internet service or over the telephone.

You may not be able to purchase, sell or exchange Fund shares or a Fund may delay paying you the proceeds from a sale of shares when the NYSE is closed or if trading is restricted or if an emergency exists. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 calendar days from the date of your investment.

In addition to an Investor Class, some of the Funds offer Class A, Class B, and Class C shares that are sold in a separate prospectus. Because the Funds' separate share classes have different fees and expenses, their net investment performances will vary.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to SAFECO Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process certain transactions and requests. A Medallion signature guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a Medallion signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. We do not accept notarized signatures.

Buying Shares

You may purchase shares of a Fund only if it is qualified for sale in the state where you live. If you do not designate the Fund(s) in which you want to invest, your money will be invested in the Money Market Fund. We reserve the right to refuse the purchase of shares.

SAFECO  MUTUAL  FUNDS                                       www.safecofunds.com

Selling Shares

You can sell (redeem) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, over the Internet or by telephone, or through certain intermediaries. Internet and telephone redemptions may not be available for retirement accounts.

The Growth Opportunities Fund, Northwest Fund, Small Company Value Fund, Small Company Growth Fund, International Stock Fund, High-Yield Bond Fund, and U.S. Government Fund will deduct 2.00% from the redemption proceeds for shares held less than 90 days (not including shares acquired through reinvested distributions or contributions to employer-sponsored retirement plans). These fees will be paid directly to the Fund and are designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in the Fund's asset levels and cash flow caused by short-term shareholder trading. For purposes of determining the redemption fee, shares held the longest will be redeemed first.

Funds may require all account holder signatures, updated account registration and bank account information. A Medallion signature guarantee is required if a redemption is over $100,000. We reserve the right to require a Medallion signature guarantee in other circumstances, without notice.

Generally, we will mail the redemption check on the next business day after selling your shares. You may transfer money directly to your bank account if you choose this service on your initial application or if you send us a written request. If you change your address by telephone or over the Internet you may not use those services to redeem shares for a period of 30 days unless we have a signed authorization from you to transfer money directly to your bank account. There is a $25 charge to place a stop payment on a check.

If you choose the Systematic Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-624-5711.

Redemption Drafts--Money Market Funds Only

If you are a shareholder in one of the Money Market Funds, we will send you, upon request and free of charge, redemption drafts that allow you to withdraw funds from your account. You must have a minimum balance of $1,000 before ordering drafts. Redemption drafts are not available for retirement accounts.

Drafts may be made payable to anyone and must be:

1) $500 or more; and

2) signed by the authorized account holders.

We reserve the right to reject drafts on accounts that have uncollected funds. If you write a draft against insufficient funds, there may be a charge and we may close your account. There is a $25 charge to place a stop payment on a draft.

Exchanging Shares

An exchange is when you sell shares of one Fund and shortly thereafter buy shares of another Fund that is approved for sale in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

Several Funds will deduct 2.00% from the value of exchanged shares that were held less than 90 days. The exchange fee works exactly the same as the redemption fee. (See "Selling Shares" for details and applicable Funds.) Exchanged shares do not also incur a redemption fee. For purposes of determining the exchange fee, shares held the longest will be exchanged first.


Here are some additional things you should know about exchanges:

.. exchanges of SAFECO Fund shares must be at least $1,000 and must satisfy minimum investment amounts for new Funds;

.. under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell;

.. if immediate payment could adversely affect a Fund, we may need to delay the exchange of shares for up to seven days; and

.. exchanges of mutual fund shares are generally taxable events (except for certain tax-qualified accounts). You may realize a capital gain or loss when you make an exchange.

Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. Exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request we believe will increase transaction costs, or otherwise adversely affect other shareholders. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of the same or another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Maintaining Your Account

ACCOUNT STATEMENTS

Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. We reserve the right to charge a reasonable fee for additional copies of your account statement(s).

Confirmation statements will be sent to you after each transaction that affects your account balance other than:

..  investments made using our Automatic Investment Method;

..  for group purchases made by employers on behalf of their employees;

..  nonquarter-end dividends that are reinvested or sent via electronic transfer;

..  annual custodial fees for retirement accounts; and

..  annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise.

Maintaining and servicing low balance accounts in a Fund increases expenses for all shareholders. For this reason, we may close your investment in a Fund if it falls below $500. If this happens, we will first give you at least 30 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted once each year from your account. The valuation of accounts and the fee deduction are expected to take place during the month of December. We will waive the fee if combined SAFECO Fund balances for the same shareholder tax identification number exceed $10,000.

We will reinvest into your account any dividends and other distribution checks that are returned to us as "undeliverable" and remain outstanding over six months. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

ACCOUNT CHANGES

To change your account registration:

If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, you may print the registration form from our Web site at www.safecofunds.com or call 1-800-624-5711 to request that we mail the form to you. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890. If you have enrolled in the Internet option or telephone option service, you may place your request over the Internet or with a representative by telephone. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction.

SAFECO  MUTUAL  FUNDS                                            1-800-624-5711

                            SAFECO FAMILY OF FUNDS

Long-Term Growth                             Nasdaq Symbol

SAFECO Growth Opportunities Fund             SAFGX
SAFECO Equity Fund                           SAFQX
SAFECO Northwest Fund                        SFNWX
SAFECO International Stock Fund              SFISX
SAFECO Balanced Fund                         SAFBX
SAFECO Small Company Value Fund              SFSCX
SAFECO Small Company Growth Fund             SMCGX
SAFECO U.S. Value Fund                       SAFVX
SAFECO U.S. Growth Fund                      SUGRX

High Current Income with Long-Term Growth

SAFECO Dividend Income Fund                  SAFIX

Bond Income

SAFECO High-Yield Bond Fund                  SAFHX
SAFECO Intermediate-Term U.S. Treasury Fund  SFIUX
SAFECO U.S. Government Fund                  SFUSX
SAFECO Managed Bond Fund                     SAMBX

Tax-Free Bond Income

SAFECO Intermediate-Term Municipal Bond Fund SFIBX
SAFECO California Tax-Free Income Fund       SFCAX
SAFECO Municipal Bond Fund                   SFCOX

Stability of Principal

SAFECO Money Market Fund                     SAFXX
SAFECO Tax-Free Money Market Fund            SFTXX

For More Information

If you would like more information, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds

   Write to:                 SAFECO Mutual Funds
                             P.O. Box 34890
                             Seattle, WA 98124-1890

   Call:                     1-800-624-5711
                             Deaf and Hard of Hearing
                             TTY/TDD Service: 1-800-438-8718

   Visit our Web site:       www.safecofunds.com

   Email:                    mfunds@safeco.com

   Or contact the SEC [note: the SEC may charge a fee to copy documents]:

   Write to:                 SEC Public Reference Section
                             Washington, DC 20549-0102

   Email:                    publicinfo@sec.gov

   Visit the SEC Web site:   http://www.sec.gov
                             Registration filings are located
                             on the EDGAR Database


   Visit the SEC:            Public Reference Room
                             450 Fifth Street, N.W.
                             Washington, DC 20549-6009
                             1-202-942-8090 or 1-800-SEC-0330


                             SEC 1940 Act File Number:          811-6167
                                                                811-5574
                                                                811-7300
                                                                811-3347
                                                                811-6667